UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-04760

DWS Advisor Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert

100 Plaza One

Jersey City, NJ 07311

(Name and Address of Agent for Service)

Date of fiscal year end:	3/31

Date of reporting period:	9/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

  SEPTEMBER 30, 2010

Semiannual Report to Shareholders

DWS Lifecycle Long Range Fund

Contents

4 Performance Summary

6 Information About Your Fund's Expenses

8 Portfolio Summary

10 Investment Portfolio

50 Statement of Assets and Liabilities

52 Statement of Operations

53 Statement of Changes in Net Assets

54 Financial Highlights

56 Notes to Financial Statements

67 Shareholder Meeting Results

68 Investment Management Agreement Approval

73 New Sub-Advisory Agreement Approval

75 Summary of Management Fee Evaluation by Independent Fee Consultant

79 Account Management Resources

80 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, the investment advisor may favor an asset category that underperforms other assets or markets as a whole. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. The fund may use derivatives, including as part of its global alpha strategy. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary September 30, 2010

Average Annual Total Returns as of 9/30/10
No Sales Charges	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class S	1.33%	9.03%	-4.07%	1.34%	1.50%
Institutional Class	1.49%	9.20%	-3.82%	1.61%	1.85%
Barclays Capital US Aggregate Bond Index+	6.05%	8.16%	7.42%	6.20%	6.41%
Russell 1000® Index+	-1.21%	10.75%	-6.79%	0.86%	-0.21%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated August 1, 2010 are 1.07% and 0.96% for Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Equity index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. Fixed income index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $1,000,000 Investment
[] DWS Lifecycle Long Range Fund — Institutional Class [] Barclays Capital US Aggregate Bond Index+ [] Russell 1000 Index+

Yearly periods ended September 30

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

Performance of other share classes will vary based on the fee structure of those classes.

+ The Barclays Capital US Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, corporate bond issues and mortgage securities.
The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
Net Asset Value and Distribution Information
	Class S	Institutional Class
Net Asset Value: 9/30/10	$ 8.39	$ 8.76
3/31/10	$ 8.45	$ 8.82
Distribution Information: Six Months as of 9/30/10: Income Dividends	$ .17	$ .19
Lipper Rankings — Mixed-Asset Target Allocation Moderate Funds Category as of 9/30/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class S 1-Year	259	of	500	52
3-Year	400	of	450	89
5-Year	323	of	372	87
Institutional Class 1-Year	251	of	500	51
3-Year	389	of	450	87
5-Year	310	of	372	84
10-Year	137	of	185	74

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2010 to September 30, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended September 30, 2010
Actual Fund Return	Class S	Institutional Class
Beginning Account Value 4/1/10	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/10	$ 1,013.30	$ 1,014.90
Expenses Paid per $1,000*	$ 4.04	$ 2.78
Hypothetical 5% Fund Return	Class S	Institutional Class
Beginning Account Value 4/1/10	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/10	$ 1,021.06	$ 1,022.31
Expenses Paid per $1,000*	$ 4.05	$ 2.79
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class S	Institutional Class
DWS Lifecycle Long Range Fund	.80%	.55%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	9/30/10	3/31/10

Common Stocks	56%	56%
Exchange-Traded Funds	12%	8%
Corporate Bonds	10%	10%
Collateralized Mortgage Obligations	7%	5%
Government & Agency Obligations	5%	8%
Cash Equivalents	3%	6%
Mortgage-Backed Securities Pass-Throughs	3%	5%
Commercial Mortgage-Backed Securities	2%	1%
Asset-Backed	1%	—
Municipal Bonds and Notes	1%	1%
	100%	100%
Sector Diversification (As a % of Equities, Corporate Bonds and Preferred Securities)	9/30/10	3/31/10

Financials	19%	19%
Information Technology	15%	15%
Health Care	12%	11%
Consumer Discretionary	11%	11%
Energy	10%	10%
Industrials	9%	11%
Consumer Staples	9%	8%
Materials	5%	6%
Telecommunication Services	5%	4%
Utilities	5%	5%
	100%	100%
Geographical Diversification (As a % of Equity Securities)	9/30/10	3/31/10

United States	75%	80%
Europe (excluding United Kingdom)	12%	10%
Japan	4%	3%
United Kingdom	3%	2%
Pacific Basin	2%	1%
Canada	1%	1%
Australia	1%	1%
Other	2%	2%
	100%	100%

Asset allocation, sector and geographical diversifications are subject to change.

Ten Largest Equity Holdings at September 30, 2010 (6.9% of Net Assets)
1. Apple, Inc. Manufacturer of personal computers and communication solutions	1.2%
2. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	0.9%
3. Johnson & Johnson Provider of health care products	0.7%
4. AT&T, Inc. Provider of communications services	0.7%
5. Microsoft Corp. Developer of computer software	0.6%
6. ExxonMobil Corp. Explorer and producer of oil and gas	0.6%
7. International Business Machines Corp. Manufacturer of computers and provider of information processing services	0.6%
8. Anadarko Petroleum Corp. Explorer and producer of crude oil and natural gas	0.6%
9. Citigroup, Inc. Provider of diversified financial services	0.5%
10. Colgate-Palmolive Co. Manufacturer of household and personal care products	0.5%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 10. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of September 30, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks 55.3%
Consumer Discretionary 6.4%
Auto Components 0.4%
BorgWarner, Inc.*	22,900	1,204,998
Compagnie Generale des Etablissements Michelin "B"	157	11,982
Federal-Mogul Corp.*	23,100	436,821
Magna International, Inc. "A"	500	41,029
Minth Group Ltd.	166,400	332,861
Nippon Seiki Co., Ltd.	13,000	136,014
Pirelli & C. SpA	2,217	18,057
S&T Dynamics Co., Ltd.	9,260	183,296
		2,365,058
Automobiles 0.1%
Bayerische Motoren Werke (BMW) AG	2,707	190,170
Daimler AG (Registered)*	2,499	158,550
Fiat SpA	4,754	73,538
Harley-Davidson, Inc.	4,800	136,512
Honda Motor Co., Ltd.	200	7,115
Nissan Motor Co., Ltd.	2,500	21,897
PSA Peugeot Citroen*	3,289	110,989
Toyota Motor Corp.	1,700	60,932
		759,703
Distributors 0.0%
Jardine Cycle & Carriage Ltd.	1,000	29,948
Li & Fung Ltd.	12,000	67,475
		97,423
Diversified Consumer Services 0.4%
Career Education Corp.* (b)	15,600	334,932
Education Management Corp.* (b)	66,700	979,156
Hillenbrand, Inc.	6,900	148,419
ITT Educational Services, Inc.*	6,800	477,836
		1,940,343
Hotels Restaurants & Leisure 0.9%
Autogrill SpA*	1,184	14,846
Compass Group PLC	3,990	33,272
Crown Ltd.	4,710	38,196
Darden Restaurants, Inc.	12,750	545,445
Domino's Pizza UK & IRL PLC	19,280	142,401
Genting Singapore PLC*	40,000	56,700
International Speedway Corp. "A"	22,400	546,560
Marriott International, Inc. "A"	23,319	835,520
McDonald's Corp.	15,750	1,173,532
Paddy Power PLC	6,610	231,947
PartyGaming PLC*	31,602	137,055
REXLot Holdings Ltd.	2,250,000	213,151
Sands China Ltd.*	12,400	22,280
Shangri-La Asia Ltd.	8,000	18,136
Starbucks Corp.	20,000	511,600
TABCORP Holdings Ltd.	3,940	26,658
Tatts Group Ltd.	11,254	25,998
Tim Hortons, Inc.	1,000	36,427
Trump Entertainment Resorts, Inc.*	4	73
Wynn Macau Ltd.*	11,200	19,358
		4,629,155
Household Durables 0.1%
Advanced Digital Broadcast Holdings SA (Registered)	1,590	41,330
Electrolux AB "B"	984	24,252
Fortune Brands, Inc.	1,300	63,999
Garmin Ltd.	2,000	60,700
Jarden Corp.	3,500	108,955
Panasonic Corp.	16,887	229,078
Sony Corp.	1,000	30,931
		559,245
Internet & Catalog Retail 0.6%
Amazon.com, Inc.*	3,500	549,710
Liberty Media Corp. — Interactive "A"*	152,100	2,085,291
Netflix, Inc.*	2,800	454,048
		3,089,049
Leisure Equipment & Products 0.1%
Universal Entertainment Corp.*	12,300	267,915
Media 1.5%
Aegis Group PLC	48,484	94,214
British Sky Broadcasting Group PLC	1,807	20,028
Charm Communications, Inc. "A" (ADR)*	4,000	31,280
Clear Channel Outdoor Holdings, Inc. "A"*	7,600	86,868
Comcast Corp. "A"	79,800	1,442,784
Dex One Corp.*	360	4,421
DIRECTV "A"*	5,000	208,150
Discovery Communications, Inc. "A"*	3,200	139,360
Fairfax Media Ltd.	9,922	14,050
Gestevision Telecinco SA	1,471	16,186
JC Decaux SA*	7,125	188,206
Liberty Media-Starz "A"*	13,000	843,440
Madison Square Garden, Inc. "A"*	40,100	845,308
McGraw-Hill Companies, Inc.	7,500	247,950
Mediaset SpA	4,536	32,174
Modern Times Group "B"	362	26,980
New York Times Co. "A"* (b)	77,900	602,946
Omnicom Group, Inc.	4,200	165,816
Pearson PLC	8,887	137,658
Reed Elsevier NV	5,882	74,288
Reed Elsevier PLC	2,143	18,140
Scripps Networks Interactive "A"	21,700	1,032,486
Shaw Communications, Inc. "B"	1,100	24,226
Singapore Press Holdings Ltd.	15,000	48,522
SuperMedia, Inc.*	67	708
Thomson Reuters Corp.	1,102	41,428
Time Warner Cable, Inc.	17,900	966,421
Vivendi	1,177	32,267
Wolters Kluwer NV	2,586	54,407
WPP PLC	46,061	510,086
		7,950,798
Multiline Retail 0.3%
Canadian Tire Corp., Ltd. "A"	200	11,138
Dollar General Corp.*	11,000	321,750
Harvey Norman Holdings Ltd.	3,399	12,386
Kohl's Corp.*	13,450	708,546
Marks & Spencer Group PLC	4,429	27,021
Nordstrom, Inc.	15,000	558,000
Sears Holdings Corp.* (b)	2,000	144,280
		1,783,121
Specialty Retail 1.6%
Advance Auto Parts, Inc.	15,800	927,144
Aeropostale, Inc.*	17,000	395,250
Bed Bath & Beyond, Inc.*	5,700	247,437
Esprit Holdings Ltd.	6,387	34,386
Guess?, Inc.	4,800	195,024
Hennes & Mauritz AB "B"	12,209	442,047
hhgregg, Inc.*	7,200	178,272
Industria de Diseno Textil SA	1,588	126,055
Kingfisher PLC	8,275	30,435
L'Occitane International SA*	45,750	127,898
Limited Brands, Inc.	49,200	1,317,576
Nitori Co., Ltd.	4,064	339,809
O'Reilly Automotive, Inc.*	10,700	569,240
Office Depot, Inc.*	293,100	1,348,260
Staples, Inc.	7,800	163,176
The Gap, Inc.	16,200	301,968
TJX Companies, Inc.	29,150	1,300,964
Urban Outfitters, Inc.*	6,300	198,072
Yamada Denki Co., Ltd.	4,341	269,395
		8,512,408
Textiles, Apparel & Luxury Goods 0.4%
Adidas AG	368	22,809
Billabong International Ltd.	3,400	26,193
Burberry Group PLC	9,371	153,212
Coach, Inc.	3,500	150,360
Compagnie Financiere Richemont SA "A"	8,160	392,743
Deckers Outdoor Corp.*	5,000	249,800
Luxottica Group SpA	740	20,281
LVMH Moet Hennessy Louis Vuitton SA	250	36,746
NIKE, Inc. "B"	14,200	1,137,988
Swatch Group AG (Bearer)	148	55,783
Yue Yuen Industrial (Holdings) Ltd.	5,000	18,496
		2,264,411
Consumer Staples 5.3%
Beverages 1.4%
Anheuser-Busch InBev NV	2,392	140,530
Asahi Breweries Ltd.	2,700	54,107
C&C Group PLC	57,638	253,232
Carlsberg AS "B"	3,919	408,361
Central European Distribution Corp.*	7,000	156,240
Coca-Cola Amatil Ltd.	1,082	12,537
Coca-Cola Co.	14,700	860,244
Diageo PLC	23,092	397,920
Dr. Pepper Snapple Group, Inc. (b)	66,300	2,354,976
Foster's Group Ltd.	3,848	22,742
Hansen Natural Corp.*	25,300	1,179,486
Heineken Holding NV	583	25,530
Heineken NV	1,202	62,481
Kirin Holdings Co., Ltd.	6,000	85,173
PepsiCo, Inc.	18,400	1,222,496
Pernod Ricard SA	704	58,897
SABMiller PLC	640	20,477
Sapporo Holdings Ltd.	3,000	14,078
		7,329,507
Food & Staples Retailing 0.9%
Aeon Co., Ltd.	4,000	42,998
Alimentation Couche-Tard, Inc. "B"	700	15,655
Carrefour SA	8,391	451,919
Casino Guichard-Perrachon SA	263	24,122
Colruyt SA	54	14,273
Delhaize Group	378	27,406
FamilyMart Co., Ltd.	400	14,356
George Weston Ltd.	300	23,020
Koninklijke Ahold NV	26,147	352,615
Lawson, Inc.	400	18,328
Loblaw Companies Ltd.	500	19,812
Metro AG	6,221	405,327
Metro, Inc. "A"	600	26,032
Seven & I Holdings Co., Ltd.	17,827	418,429
Shoppers Drug Mart Corp.	1,000	38,867
SUPERVALU, Inc.	104,100	1,200,273
Sysco Corp.	22,100	630,292
Tesco PLC	32,467	216,359
UNY Co., Ltd.	1,800	14,280
Wal-Mart Stores, Inc.	11,000	588,720
Wesfarmers Ltd.	1,359	43,204
Whole Foods Market, Inc.*	5,400	200,394
Woolworths Ltd.	1,658	46,252
		4,832,933
Food Products 1.4%
Ajinomoto Co., Inc.	5,000	48,979
Bunge Ltd.	13,800	816,408
Corn Products International, Inc.	9,800	367,500
DANONE SA	2,133	127,737
Darling International, Inc.*	11,600	98,832
Dean Foods Co.*	25,700	262,397
Diamond Foods, Inc.	5,300	217,247
General Mills, Inc.	8,300	303,282
Green Mountain Coffee Roasters, Inc.* (b)	5,450	169,985
Indofood CBP Sukses Makmur TBK PT*	79,500	48,056
Kikkoman Corp.	1,000	11,053
MEIJI Holdings Co., Ltd.	400	18,852
Nestle SA (Registered)	21,447	1,143,044
Nippon Meat Packers, Inc.	1,000	12,266
Nisshin Seifun Group, Inc.	1,000	13,167
Nissin Foods Holdings Co., Ltd.	400	14,458
Saputo, Inc.	600	20,480
Suedzucker AG	1,156	25,862
SunOpta, Inc.*	35,900	218,631
The J.M. Smucker Co.	28,300	1,712,999
Toyo Suisan Kaisha Ltd.	1,000	20,637
Tyson Foods, Inc. "A"	95,700	1,533,114
Unilever NV (CVA)	8,405	251,826
Unilever PLC	740	21,441
Viterra, Inc.*	1,300	11,346
Yakult Honsha Co., Ltd.	600	18,553
Yamazaki Baking Co., Ltd.	1,000	12,201
		7,520,353
Household Products 1.1%
Church & Dwight Co., Inc.	6,100	396,134
Colgate-Palmolive Co.	35,250	2,709,315
Henkel AG & Co. KgaA	1,751	79,295
Kimberly-Clark Corp.	5,700	370,785
Procter & Gamble Co.	39,600	2,374,812
Reckitt Benckiser Group PLC	2,693	148,248
Unicharm Corp.	900	36,266
		6,114,855
Personal Products 0.2%
Avon Products, Inc.	5,600	179,816
Beiersdorf AG	1,780	109,258
Herbalife Ltd.	5,000	301,750
Kao Corp.	3,800	92,749
L'Oreal SA	825	92,957
Shiseido Co., Ltd.	2,000	44,977
		821,507
Tobacco 0.3%
British American Tobacco PLC	17,943	670,378
Imperial Tobacco Group PLC	486	14,504
Japan Tobacco, Inc.	29	96,708
Philip Morris International, Inc.	17,800	997,156
		1,778,746
Energy 5.4%
Energy Equipment & Services 1.1%
Aker Solutions ASA	1,400	20,316
AMEC PLC	27,570	427,712
Cameron International Corp.*	4,300	184,728
Dresser-Rand Group, Inc.*	4,100	151,249
Exterran Holdings, Inc.* (b)	17,700	401,967
John Wood Group PLC	20,754	142,587
Lamprell PLC	34,317	192,973
Nabors Industries Ltd.*	17,200	310,632
National Oilwell Varco, Inc.	23,900	1,062,833
Prosafe SE	16,460	101,481
Rowan Companies, Inc.* (b)	21,900	664,884
Saipem SpA	8,331	334,459
SBM Offshore NV	11,908	226,042
Schlumberger Ltd.	13,450	828,655
Seadrill Ltd.	2,200	63,782
Superior Energy Services, Inc.*	24,400	651,236
Technip SA	345	27,836
Tecnicas Reunidas SA	2,124	113,123
Tenaris SA	1,727	33,166
WorleyParsons Ltd.	1,235	26,561
		5,966,222
Oil, Gas & Consumable Fuels 4.3%
Alpha Natural Resources, Inc.*	22,900	942,335
Anadarko Petroleum Corp.	51,950	2,963,748
BG Group PLC	2,225	39,124
BP PLC	10,711	73,225
Canadian Natural Resources Ltd.	800	27,672
Cenovus Energy, Inc.	500	14,379
Chesapeake Energy Corp.	45,200	1,023,780
Chevron Corp.	58,600	4,749,530
Cimarex Energy Co.	9,400	622,092
Cosmo Oil Co., Ltd.	17,000	44,289
Enbridge, Inc.	200	10,475
EnCana Corp.	500	15,108
Eni SpA	12,717	274,554
EOG Resources, Inc.	7,400	687,978
EXCO Resources, Inc.	5,600	83,272
ExxonMobil Corp.	49,850	3,080,231
Idemitsu Kosan Co., Ltd.	600	51,463
Imperial Oil Ltd.	500	18,947
INPEX Corp.	43	202,442
Japan Petroleum Exploration Co., Ltd.	800	30,194
JX Holdings, Inc.	39,900	231,838
Murphy Oil Corp.	5,000	309,600
Northern Oil & Gas, Inc.*	8,000	135,520
Occidental Petroleum Corp.	14,700	1,151,010
Origin Energy Ltd.	3,774	57,885
Repsol YPF SA	8,442	217,892
Royal Dutch Shell PLC "A"	25,493	767,803
Royal Dutch Shell PLC "B"	1,205	35,177
Santos Ltd.	3,663	45,413
Showa Shell Sekiyu KK	5,500	42,036
Southwestern Energy Co.*	11,100	371,184
Statoil ASA	29,512	616,130
Suncor Energy, Inc.	1,484	48,318
Talisman Energy, Inc.	1,500	26,242
Teekay Corp.	23,500	628,155
TonenGeneral Sekiyu KK	7,000	64,844
Total SA	11,486	592,441
TransCanada Corp.	900	33,388
Ultra Petroleum Corp.*	4,500	188,910
Valero Energy Corp.	105,400	1,845,554
Woodside Petroleum Ltd.	11,669	494,926
		22,859,104
Financials 8.6%
Capital Markets 0.8%
Affiliated Managers Group, Inc.*	1,600	124,816
Ashmore Group PLC	51,125	268,927
Charles Schwab Corp.	29,700	412,830
Credit Suisse Group AG (Registered)	930	39,830
Daiwa Securities Group, Inc.	6,000	24,238
ICAP PLC	15,133	102,772
Jefferies Group, Inc. (b)	8,600	195,134
Lazard Ltd. "A"	2,900	101,732
Morgan Stanley	42,700	1,053,836
Nomura Holdings, Inc.	6,500	31,520
Partners Group Holding AG	1,600	265,206
T. Rowe Price Group, Inc.	18,100	906,176
The Goldman Sachs Group, Inc.	2,700	390,366
UBS AG (Registered)*	2,823	48,016
Waddell & Reed Financial, Inc. "A"	4,900	134,064
		4,099,463
Commercial Banks 2.8%
Alpha Bank AE*	3,379	21,108
Australia & New Zealand Banking Group Ltd.	7,198	164,754
Banco Bilbao Vizcaya Argentaria SA	2,201	29,807
Banco Santander SA	26,369	334,088
Bank of Cyprus PCL (c)	2,145	10,644
Bank of Cyprus PCL (c)	1,010	5,078
Bank of Montreal	200	11,562
Bank of Nova Scotia	700	37,364
Barclays PLC	3,017	14,167
BNP Paribas	5,163	368,954
Canadian Imperial Bank of Commerce	200	14,511
CapitalSource, Inc.	162,700	868,818
CIT Group, Inc.*	45,100	1,840,982
Commonwealth Bank of Australia	655	32,397
Credit Agricole SA	1,559	24,493
Dah Sing Banking Group Ltd.	84,300	158,632
Danske Bank AS*	4,831	116,464
DBS Group Holdings Ltd.	3,000	32,098
Dexia SA*	3,525	15,505
DnB NOR ASA	29,402	400,860
EFG Eurobank Ergasias*	2,303	13,807
Erste Group Bank AG	1,418	56,867
Fifth Third Bancorp.	147,500	1,774,425
HSBC Holdings PLC	55,105	558,051
Huntington Bancshares, Inc.	20,500	116,235
Intesa Sanpaolo	12,220	39,803
KBC Groep NV*	857	38,534
KeyCorp	134,600	1,071,416
Lloyds Banking Group PLC*	162,351	189,477
Mitsubishi UFJ Financial Group, Inc.	21,800	101,750
Mizuho Financial Group, Inc.	26,892	39,056
National Australia Bank Ltd.	6,204	151,958
National Bank of Greece SA*	4,171	40,590
Nordea Bank AB	11,197	116,815
Oversea-Chinese Banking Corp., Ltd.	6,000	40,347
Piraeus Bank SA*	2,421	11,929
PNC Financial Services Group, Inc.	15,700	814,987
Popular, Inc.*	466,100	1,351,690
Prosperity Bancshares, Inc.	3,900	126,633
Raiffeisen International Bank-Holding AG	585	27,227
Resona Holdings, Inc.	1,600	14,376
Royal Bank of Canada	500	26,042
Sberbank	76,285	211,168
Skandinaviska Enskilda Banken AB "A"	40,796	303,033
Societe Generale	6,914	400,287
Standard Chartered PLC	740	21,264
Sumitomo Mitsui Financial Group, Inc.	7,756	226,322
Sumitomo Trust & Banking Co., Ltd.	4,000	20,070
SunTrust Banks, Inc.	21,700	560,511
Svenska Handelsbanken AB "A"	928	30,454
Swedbank AB "A"*	17,015	236,263
Toronto-Dominion Bank	300	21,708
UniCredit SpA	60,852	155,828
United Overseas Bank Ltd.	3,000	41,762
Wells Fargo & Co.	48,000	1,206,240
Westpac Banking Corp.	1,148	25,785
Wing Hang Bank Ltd.	20,500	245,547
		14,930,543
Consumer Finance 0.8%
American Express Co.	9,200	386,676
Capital One Financial Corp.	46,500	1,839,075
Cardtronics, Inc.*	11,100	171,273
Discover Financial Services	84,000	1,401,120
Kiatnakin Bank PCL (Foreign Registered)	150,400	184,462
Magma Fincorp Ltd.	49,640	85,202
ORIX Corp.	260	19,914
		4,087,722
Diversified Financial Services 1.5%
Bank of America Corp.	101,100	1,325,421
Citigroup, Inc.*	744,400	2,903,160
CME Group, Inc. "A"	4,900	1,276,205
Deutsche Boerse AG	224	14,959
Groupe Bruxelles Lambert SA	500	41,628
Hellenic Exchanges SA	8,100	57,683
Hong Kong Exchanges & Clearing Ltd.	1,000	19,660
ING Groep NV (CVA)*	62,042	640,749
IntercontinentalExchange, Inc.*	3,250	340,340
Investor AB "B"	985	19,986
JPMorgan Chase & Co.	36,400	1,385,748
Pohjola Bank PLC "A"	1,664	20,224
Singapore Exchange Ltd.	2,000	13,742
		8,059,505
Insurance 2.1%
Aegon NV*	3,925	23,541
Ageas	11,177	32,028
Allianz SE (Registered)	4,296	484,981
Allied World Assurance Co. Holdings Ltd.	19,100	1,080,869
American National Insurance Co.	2,200	167,134
Aspen Insurance Holdings Ltd.	17,700	535,956
Assicurazioni Generali SpA	1,580	31,874
Assured Guaranty Ltd.	51,800	886,298
AXA SA	1,574	27,638
Berkshire Hathaway, Inc. "B"*	15,000	1,240,200
Chubb Corp.	15,100	860,549
CNA Financial Corp.*	8,900	249,111
Dai-ichi Life Insurance Co., Ltd.	19	22,946
Everest Re Group Ltd.	9,600	830,112
Hartford Financial Services Group, Inc.	33,500	768,825
Legal & General Group PLC	146,727	239,043
MetLife, Inc.	6,300	242,235
MS&AD Insurance Group Holdings, Inc.	1,100	25,318
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	294	40,742
Old Republic International Corp.	19,600	271,460
Sampo Oyj "A"	7,631	206,268
T&D Holdings, Inc.	700	14,626
The Travelers Companies, Inc.	32,400	1,688,040
Tokio Marine Holdings, Inc.	1,100	29,734
Tryg AS	339	20,358
Validus Holdings Ltd.	16,500	434,940
Vienna Insurance Group AG	402	21,621
Wesco Financial Corp.	500	179,075
XL Group PLC	31,100	673,626
Zurich Financial Services AG	148	34,714
		11,363,862
Real Estate Investment Trusts 0.5%
Hospitality Properties Trust (REIT)	46,400	1,036,112
Rayonier, Inc. (REIT)	28,200	1,413,384
Unibail-Rodamco SE (REIT)	119	26,460
Westfield Group (REIT) (Units)	1,301	15,417
		2,491,373
Real Estate Management & Development 0.1%
CapitaLand Ltd.	5,000	15,426
Cheung Kong (Holdings) Ltd.	2,000	30,293
Hang Lung Properties Ltd.	3,000	14,573
Immofinanz AG*	8,098	30,240
K Wah International Holdings Ltd.	335,639	132,963
Midland Holdings Ltd.	310,000	286,821
Mitsubishi Estate Co., Ltd.	3,000	48,914
Mitsui Fudosan Co., Ltd.	1,000	16,867
Sun Hung Kai Properties Ltd.	2,000	34,234
Swire Pacific Ltd. "A"	1,000	13,742
		624,073
Health Care 7.1%
Biotechnology 0.9%
Abraxis BioScience*	1,000	77,340
Amgen, Inc.*	28,050	1,545,835
Celgene Corp.* (b)	33,400	1,924,174
CSL Ltd.	3,250	103,822
Gilead Sciences, Inc.*	32,400	1,153,764
Metabolix, Inc.*	6,600	83,028
		4,887,963
Health Care Equipment & Supplies 1.1%
Accuray, Inc.*	15,200	94,544
Alere, Inc.*	17,000	525,810
Baxter International, Inc.	6,900	329,199
Boston Scientific Corp.*	47,200	289,336
CareFusion Corp.*	23,800	591,192
Cochlear Ltd.	525	35,675
Coloplast AS "B"	150	17,893
Edwards Lifesciences Corp.*	9,400	630,270
Essilor International SA	1,042	71,728
Hill-Rom Holdings, Inc.	5,100	183,039
Hospira, Inc.*	10,500	598,605
Intuitive Surgical, Inc.*	1,800	510,732
NxStage Medical, Inc.* (b)	13,400	255,940
Olympus Corp.	1,600	42,022
Smith & Nephew PLC	2,990	27,279
Sysmex Corp.	200	13,872
Terumo Corp.	1,100	58,519
Thoratec Corp.*	20,300	750,694
Varian Medical Systems, Inc.*	7,400	447,700
Zimmer Holdings, Inc.*	8,600	450,038
		5,924,087
Health Care Providers & Services 2.0%
Aetna, Inc.	12,100	382,481
Alfresa Holdings Corp.	200	8,530
AmerisourceBergen Corp.	31,200	956,592
Cardinal Health, Inc.	49,300	1,628,872
DaVita, Inc.*	2,300	158,769
Diagnosticos da America SA	17,300	208,581
Express Scripts, Inc.*	24,900	1,212,630
Fleury SA	8,800	109,220
Fresenius Medical Care AG & Co. KgaA	12,469	770,450
Health Net, Inc.*	14,400	391,536
Humana, Inc.*	31,400	1,577,536
Laboratory Corp. of America Holdings*	1,300	101,959
McKesson Corp.	24,300	1,501,254
Owens & Minor, Inc.	5,850	166,491
Sonic Healthcare Ltd.	3,257	34,674
Suzuken Co., Ltd.	300	9,930
UnitedHealth Group, Inc.	36,200	1,270,982
		10,490,487
Health Care Technology 0.1%
M3, Inc.	36	159,347
Merge Healthcare, Inc.*	22,618	65,592
SXC Health Solutions Corp.*	11,800	430,346
		655,285
Life Sciences Tools & Services 0.3%
ICON PLC (ADR)*	7,000	151,340
Life Technologies Corp.*	4,700	219,443
Pharmaceutical Product Development, Inc.	5,900	146,261
QIAGEN NV*	10,200	182,471
Waters Corp.*	11,400	806,892
		1,506,407
Pharmaceuticals 2.7%
Abbott Laboratories	8,550	446,652
Astellas Pharma, Inc.	2,700	97,673
AstraZeneca PLC	2,913	147,894
Bayer AG	1,343	93,782
Bristol-Myers Squibb Co.	29,200	791,612
Chugai Pharmaceutical Co., Ltd.	1,500	27,610
Daiichi Sankyo Co., Ltd.	4,100	83,499
Eisai Co., Ltd.	1,500	52,512
Eli Lilly & Co.	7,200	263,016
Endo Pharmaceuticals Holdings, Inc.* (b)	12,900	428,796
Flamel Technologies SA (ADR)*	22,361	161,894
Forest Laboratories, Inc.*	60,300	1,865,079
GlaxoSmithKline PLC	36,497	720,033
Hisamitsu Pharmaceutical Co., Inc.	500	20,443
Johnson & Johnson	62,700	3,884,892
King Pharmaceuticals, Inc.*	178,300	1,775,868
Kyowa Hakko Kirin Co., Ltd.	2,000	19,848
Merck & Co., Inc.	14,609	537,757
Mitsubishi Tanabe Pharma Corp.	1,000	16,292
Novartis AG (Registered)	3,516	202,606
Novo Nordisk AS "B"	1,420	140,550
Ono Pharmaceutical Co., Ltd.	400	17,418
Pfizer, Inc.	54,300	932,331
Questcor Pharmaceuticals, Inc.* (b)	15,300	151,776
Roche Holding AG (Genusschein)	1,299	177,366
Sanofi-Aventis	11,668	778,623
Santen Pharmaceutical Co., Ltd.	400	13,860
Shionogi & Co., Ltd.	2,000	36,631
Shire PLC	1,752	39,452
Taisho Pharmaceutical Co., Ltd.	1,000	20,234
Takeda Pharmaceutical Co., Ltd.	4,300	198,126
Tsumura & Co.	400	12,439
VIVUS, Inc.* (b)	12,300	82,287
		14,238,851
Industrials 5.7%
Aerospace & Defense 0.9%
BAE Systems PLC	8,806	47,402
BE Aerospace, Inc.*	6,500	197,015
Bombardier, Inc. "B"	2,600	12,761
Finmeccanica SpA	5,039	59,900
Honeywell International, Inc.	6,100	268,034
L-3 Communications Holdings, Inc.	2,000	144,540
Raytheon Co.	22,700	1,037,617
Rockwell Collins, Inc.	13,800	803,850
Rolls-Royce Group PLC*	32,932	312,613
Singapore Technologies Engineering Ltd.	6,000	15,353
TransDigm Group, Inc.	9,300	577,065
United Technologies Corp.	15,750	1,121,873
		4,598,023
Air Freight & Logistics 0.1%
Deutsche Post AG (Registered)	632	11,477
FedEx Corp.	1,700	145,350
TNT NV	1,419	38,181
United Parcel Service, Inc. "B"	6,300	420,147
Yamato Holdings Co., Ltd.	800	9,698
		624,853
Airlines 0.1%
AMR Corp.*	18,700	117,249
Cathay Pacific Airways Ltd.	8,000	21,653
Delta Air Lines, Inc.*	10,900	126,876
Qantas Airways Ltd.*	7,928	21,380
Ryanair Holdings PLC (ADR)	6,300	194,103
Singapore Airlines Ltd.	2,793	34,641
Southwest Airlines Co.	25,200	329,364
		845,266
Building Products 0.3%
Armstrong World Industries, Inc.*	18,600	772,086
Asahi Glass Co., Ltd.	2,000	20,446
Assa Abloy AB "B"	518	13,084
Compagnie de Saint-Gobain	192	8,561
Daikin Industries Ltd.	600	22,631
Geberit AG (Registered)	86	15,328
Owens Corning, Inc.*	33,300	853,479
		1,705,615
Commercial Services & Supplies 0.5%
Babcock International Group PLC	27,949	250,408
Brambles Ltd.	6,450	39,190
Corrections Corp. of America*	48,800	1,204,384
EnerNOC, Inc.* (b)	4,300	135,063
Secom Co., Ltd.	300	13,549
Serco Group PLC	24,782	239,660
Stericycle, Inc.*	11,250	781,650
		2,663,904
Construction & Engineering 0.2%
ACS, Actividades de Construccion y Servicios SA	833	41,651
Aecom Technology Corp.*	7,100	172,246
Bouygues SA	261	11,212
Chicago Bridge & Iron Co. NV (NY Registered Shares)*	7,300	178,485
Ferrovial SA	3,747	35,103
Koninklijke Boskalis Westminster NV	256	10,751
Leighton Holdings Ltd.	482	15,403
Shui On Construction & Materials Ltd.	100,000	123,348
Skanska AB "B"	1,094	20,102
SNC-Lavalin Group, Inc.	300	15,337
Vinci SA	5,967	299,768
		923,406
Electrical Equipment 0.5%
ABB Ltd. (Registered)*	4,290	90,521
AMETEK, Inc.	25,850	1,234,854
Gamesa Corp. Tecnologica SA*	1,601	11,197
Mitsubishi Electric Corp.	4,000	34,501
Nidec Corp.	3,100	276,287
Prysmian SpA	9,034	165,361
Roper Industries, Inc.	15,500	1,010,290
Schneider Electric SA	341	43,327
Sumitomo Electric Industries Ltd.	2,100	25,674
Vestas Wind Systems AS*	1,513	56,954
		2,948,966
Industrial Conglomerates 0.9%
3M Co.	16,700	1,448,057
Carlisle Companies, Inc.	52,900	1,584,355
Fraser & Neave Ltd.	4,000	19,804
General Electric Co.	47,900	778,375
Hankyu Hanshin Holdings, Inc.	3,000	14,423
Hutchison Whampoa Ltd.	10,000	93,097
Keppel Corp., Ltd.	4,000	27,359
Koninklijke (Royal) Philips Electronics NV	12,642	398,503
Orkla ASA	11,063	102,030
SembCorp Industries Ltd.	4,000	13,252
Siemens AG (Registered)	3,943	417,034
Smiths Group PLC	609	11,678
		4,907,967
Machinery 1.3%
AB SKF "B"	681	15,679
Alfa Laval AB	7,388	129,650
Atlas Copco AB "A"	1,696	32,800
Atlas Copco AB "B"	800	14,085
Austal Ltd.	62,474	148,016
CNH Global NV*	10,000	366,400
Cummins, Inc.	1,500	135,870
Deere & Co.	9,500	662,910
EVA Precision Industrial Holdings Ltd.	406,000	238,398
FANUC Ltd.	4,607	584,303
Harsco Corp.	11,200	275,296
Ingersoll-Rand PLC	6,500	232,115
Joy Global, Inc.	3,400	239,088
Komatsu Ltd.	25,333	589,809
Kone Oyj "B"	1,642	84,907
Kubota Corp.	3,000	27,533
MAN SE	864	94,246
Metso Oyj	1,218	55,956
Mitsubishi Heavy Industries Ltd.	6,000	22,178
Navistar International Corp.*	13,000	567,320
Oshkosh Corp.*	11,700	321,750
Parker Hannifin Corp.	14,550	1,019,373
Rational AG	1,000	212,534
Rotork PLC	6,862	185,764
Sandvik AB	1,397	21,444
Scania AB "B"	886	19,583
SembCorp Marine Ltd.	4,000	11,977
Trinity Industries, Inc.	20,400	454,308
Vallourec SA	242	24,081
Volvo AB "B"*	2,327	34,208
Wartsila Corp.	770	50,285
Zardoya Otis SA	1,051	18,829
		6,890,695
Marine 0.1%
A P Moller-Maersk AS "A"	4	32,332
A P Moller-Maersk AS "B"	55	457,109
Kuehne & Nagel International AG (Registered)	117	14,063
Mitsui OSK Lines Ltd.	24,447	154,114
Orient Overseas International Ltd.	2,000	15,957
		673,575
Professional Services 0.2%
Brunel International NV	3,533	110,356
Capita Group PLC	2,570	31,762
Experian PLC	2,837	30,900
FTI Consulting, Inc.*	6,000	208,140
Michael Page International PLC	29,270	211,986
Randstad Holding NV*	592	26,916
SGS SA (Registered)	163	263,579
		883,639
Road & Rail 0.3%
Asciano Group*	14,929	23,810
Canadian National Railway Co.	1,100	70,347
Canadian Pacific Railway Ltd.	300	18,328
Central Japan Railway Co.	3	22,066
ComfortDelGro Corp., Ltd.	11,000	12,705
DSV AS	2,312	47,094
East Japan Railway Co.	500	30,219
MTR Corp., Ltd.	11,500	43,514
Norfolk Southern Corp.	21,700	1,291,367
Northgate PLC*	26,121	89,006
		1,648,456
Trading Companies & Distributors 0.2%
Bunzl PLC	1,151	13,736
Itochu Corp.	3,000	27,528
Marubeni Corp.	4,000	22,670
MISUMI Group, Inc.	10,600	222,649
Mitsubishi Corp.	19,144	454,320
Mitsui & Co., Ltd.	3,000	44,637
Noble Group Ltd.	13,182	18,949
Sumitomo Corp.	2,600	33,595
Wolseley PLC*	505	12,714
		850,798
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	2,461	45,895
Atlantia SpA	2,665	55,298
Intoll Group (Units)	15,029	21,694
Koninklijke Vopak NV	5,464	261,091
Transurban Group (Units)	5,178	24,897
		408,875
Information Technology 9.4%
Communications Equipment 1.2%
Alcatel-Lucent*	14,122	47,712
Cisco Systems, Inc.*	112,550	2,464,845
EchoStar Corp. "A"*	9,100	173,628
F5 Networks, Inc.*	2,600	269,906
Harris Corp.	3,500	155,015
Juniper Networks, Inc.*	13,800	418,830
Nokia Oyj	12,320	123,887
QUALCOMM, Inc.	42,900	1,935,648
Research In Motion Ltd.*	3,500	170,425
Sycamore Networks, Inc.	4,800	155,568
Telefonaktiebolaget LM Ericsson "B"	18,096	198,791
		6,114,255
Computers & Peripherals 2.0%
Apple, Inc.*	22,650	6,426,938
EMC Corp.*	54,950	1,116,035
Fujitsu Ltd.	4,000	28,143
Hewlett-Packard Co.	31,400	1,320,998
NEC Corp.	5,000	13,297
NetApp, Inc.*	400	19,916
SanDisk Corp.*	16,000	586,400
Seagate Technology PLC*	11,900	140,182
Toshiba Corp.	10,000	48,511
Western Digital Corp.*	42,100	1,195,219
		10,895,639
Electronic Equipment, Instruments & Components 1.0%
AVX Corp.	37,100	512,722
Corning, Inc.	114,700	2,096,716
Fujifilm Holdings Corp.	1,000	33,209
Hitachi Ltd.	9,000	39,390
Hoya Corp.	1,100	26,883
Itron, Inc.*	4,000	244,920
Jabil Circuit, Inc.	13,300	191,653
Keyence Corp.	100	21,809
Kingboard Chemical Holdings Ltd.	40,000	202,455
Kyocera Corp.	400	38,000
Murata Manufacturing Co., Ltd.	500	26,359
TDK Corp.	400	22,380
Tech Data Corp.*	10,100	407,030
Venture Corp., Ltd.	34,000	254,117
Vishay Intertechnology, Inc.*	102,100	988,328
Vishay Precision Group, Inc.*	3,100	48,391
		5,154,362
Internet Software & Services 1.5%
Akamai Technologies, Inc.*	24,600	1,234,428
AOL, Inc.*	28,900	715,275
eBay, Inc.*	6,200	151,280
Google, Inc. "A"*	4,800	2,523,792
IAC/InterActiveCorp.*	91,100	2,393,197
Internet Initiative Japan, Inc.	61	161,459
Kakaku.com, Inc.	31	179,752
Meetic	3,294	104,182
NIC, Inc.	15,600	129,324
Open Text Corp.*	700	33,030
United Internet AG (Registered)	12,000	194,047
Yahoo Japan Corp.	29	10,032
		7,829,798
IT Services 1.3%
Accenture PLC "A"	12,000	509,880
Atos Origin SA*	2,374	107,630
Cap Gemini SA	10,813	543,403
CGI Group, Inc. "A"*	2,500	37,637
Cognizant Technology Solutions Corp. "A"*	1,200	77,364
Computer Sciences Corp.	10,900	501,400
hiSoft Technology International Ltd. (ADR)*	9,500	233,605
iGATE Corp.	9,700	175,958
International Business Machines Corp.	22,950	3,078,513
MasterCard, Inc. "A"	1,400	313,600
NTT Data Corp.	4	12,677
Telvent GIT SA*	6,000	135,720
Teradata Corp.*	4,600	177,376
Visa, Inc. "A"	13,100	972,806
		6,877,569
Office Electronics 0.1%
Canon, Inc.	13,617	636,744
Konica Minolta Holdings, Inc.	2,000	19,506
Ricoh Co., Ltd.	2,000	28,288
		684,538
Semiconductors & Semiconductor Equipment 0.7%
Altera Corp.	14,000	422,240
ARM Holdings PLC	51,599	321,642
ASML Holding NV	4,571	137,058
FSI International, Inc.*	29,500	78,470
Infineon Technologies AG*	2,624	18,227
Intel Corp.	65,200	1,253,796
Lam Research Corp.*	2,900	121,365
Micron Technology, Inc.*	184,000	1,326,640
Renewable Energy Corp. ASA*	10,000	33,924
ROHM Co., Ltd.	400	24,736
STMicroelectronics NV	3,445	26,444
SunPower Corp. "A"* (b)	10,700	154,080
Tokyo Electron Ltd.	500	25,152
		3,943,774
Software 1.6%
Autodesk, Inc.*	9,600	306,912
Autonomy Corp. PLC*	2,045	58,289
Check Point Software Technologies Ltd.*	12,800	472,704
ChinaCache International Holdings Ltd. (ADR)*	386	5,365
Concur Technologies, Inc.*	15,700	776,208
Dassault Systemes SA	246	18,125
McAfee, Inc.*	2,600	122,876
Microsoft Corp.	136,250	3,336,763
Nintendo Co., Ltd.	675	168,692
Norkom Group PLC*	40,608	52,191
Oracle Corp.	60,000	1,611,000
Rovi Corp.*	3,500	176,435
SAP AG	7,414	367,260
Solera Holdings, Inc.	14,600	644,736
The Sage Group PLC	10,040	43,622
TiVo, Inc.*	10,200	92,412
VanceInfo Technologies, Inc. (ADR)*	8,700	281,358
		8,534,948
Materials 2.8%
Chemicals 1.2%
Agrium, Inc.	200	15,006
Air Liquide SA	3,575	437,403
Akzo Nobel NV	4,888	302,400
Asahi Kasei Corp.	6,000	33,139
Ashland, Inc.	5,500	268,235
BASF SE	5,427	342,875
Cytec Industries, Inc. (b)	12,000	676,560
Givaudan SA (Registered)	35	35,783
JSR Corp.	1,100	18,778
Koninklijke DSM NV	792	40,634
Kuraray Co., Ltd.	2,000	25,314
Linde AG	3,839	500,772
Lubrizol Corp.	9,000	953,730
Mitsubishi Chemical Holdings Corp.	6,000	30,541
Nitto Denko Corp.	800	31,375
Potash Corp. of Saskatchewan, Inc.	300	43,041
Shin-Etsu Chemical Co., Ltd.	9,398	458,904
Showa Denko KK	7,000	13,452
Sika AG	16	29,537
Solvay SA	600	64,067
Sumitomo Chemical Co., Ltd.	8,000	35,156
Syngenta AG (Registered)	380	94,496
The Mosaic Co.	24,150	1,419,054
Toray Industries, Inc.	7,000	38,993
Umicore	1,093	47,280
Yara International ASA	2,857	129,339
		6,085,864
Construction Materials 0.1%
CRH PLC (c)	7,856	129,257
CRH PLC (c)	4,398	72,490
Holcim Ltd. (Registered)	1,031	66,278
Lafarge SA	682	39,141
		307,166
Containers & Packaging 0.2%
FP Corp.	2,000	108,384
Owens-Illinois, Inc.*	37,600	1,055,056
		1,163,440
Metals & Mining 1.1%
Anglo American PLC	1,333	53,044
ArcelorMittal	2,152	71,223
Barrick Gold Corp.	1,000	46,214
BHP Billiton Ltd.	14,723	561,340
BHP Billiton PLC	1,447	46,203
Boliden AB	2,779	42,193
Cliffs Natural Resources, Inc.	2,800	178,976
Freeport-McMoRan Copper & Gold, Inc.	28,700	2,450,693
Goldcorp, Inc.	800	34,756
IAMGOLD Corp.	1,200	21,250
JFE Holdings, Inc.	2,000	61,327
Kobe Steel Ltd.	15,000	35,299
Lynas Corp., Ltd.*	176,043	232,276
Mitsubishi Materials Corp.*	10,000	28,831
Newcrest Mining Ltd.	1,450	55,598
Nippon Steel Corp.	17,000	57,962
Norsk Hydro ASA	13,165	79,559
Northam Platinum Ltd. (b)	16,522	108,950
Outokumpu Oyj	2,125	42,307
Randgold Resources Ltd. (ADR)	2,000	202,920
Rautaruukki Oyj	915	18,926
Rio Tinto Ltd.	286	21,223
Rio Tinto PLC	11,112	652,487
SSAB AB "A"	1,534	24,488
SSAB AB "B"	1,129	15,878
Sumitomo Metal Industries Ltd.	17,000	43,082
Sumitomo Metal Mining Co., Ltd.	3,000	45,923
Teck Resources Ltd. "B"	224	9,213
Thompson Creek Metals Co., Inc.*	10,500	113,190
ThyssenKrupp AG	969	31,647
Xstrata PLC	30,040	576,854
Yamana Gold, Inc.	2,200	25,081
		5,988,913
Paper & Forest Products 0.2%
Domtar Corp.	5,600	361,648
Holmen AB "B"	1,025	31,643
International Paper Co.	6,500	141,375
Nippon Paper Group, Inc.	400	10,024
Oji Paper Co., Ltd.	6,000	26,557
Schweitzer-Mauduit International, Inc.	5,100	297,381
Stora Enso Oyj "R"	5,712	56,640
Svenska Cellulosa AB "B"	5,441	82,881
UPM-Kymmene Oyj	5,203	89,290
		1,097,439
Telecommunication Services 2.7%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	129,200	3,695,120
BCE, Inc.	1,400	45,555
Belgacom SA	5,092	198,776
BT Group PLC	23,665	52,080
Deutsche Telekom AG (Registered)	30,315	413,953
France Telecom SA	26,968	583,531
Iliad SA	262	27,338
Inmarsat PLC	2,213	23,079
Koninklijke (Royal) KPN NV	57,147	884,641
Nippon Telegraph & Telephone Corp.	4,300	187,302
Singapore Telecommunications Ltd.	61,000	145,562
Swisscom AG (Registered)	1,051	424,291
Tele2 AB "B"	1,647	34,594
Telecom Italia SpA	201,816	281,705
Telecom Italia SpA (RSP)	129,411	146,115
Telefonica SA	27,620	685,193
Telenor ASA	9,300	145,800
TeliaSonera AB	7,950	64,292
Telstra Corp., Ltd.	55,286	140,008
Telus Corp.	700	29,670
Verizon Communications, Inc.	70,900	2,310,631
		10,519,236
Wireless Telecommunication Services 0.7%
American Tower Corp. "A"*	13,500	692,010
Clearwire Corp. "A"* (b)	17,800	144,002
KDDI Corp.	25	119,814
Millicom International Cellular SA (SDR)	413	39,420
NTT DoCoMo, Inc.	429	716,467
Rogers Communications, Inc. "B"	1,900	71,114
Softbank Corp.	7,100	232,666
Sprint Nextel Corp.*	201,600	933,408
Vodafone Group PLC	424,557	1,050,976
		3,999,877
Utilities 1.9%
Electric Utilities 1.4%
Chubu Electric Power Co., Inc.	3,500	86,542
Chugoku Electric Power Co., Inc.	1,900	37,486
CLP Holdings Ltd.	8,000	63,824
Duke Energy Corp.	113,000	2,001,230
E.ON AG	5,555	163,503
Edison International	21,200	729,068
EDP — Energias de Portugal SA	30,599	104,800
Electricite de France	521	22,488
Enel SpA	17,985	96,009
Fortis, Inc.	2,100	65,190
Fortum Oyj	8,289	217,118
Hokkaido Electric Power Co., Inc.	900	17,927
Hokuriku Electric Power Co.	1,200	27,411
HongKong Electric Holdings Ltd.	5,500	33,398
Iberdrola SA	12,942	99,731
Kansai Electric Power Co., Inc.	4,000	97,159
Kyushu Electric Power Co., Inc.	2,200	50,256
Progress Energy, Inc.	40,900	1,816,778
Red Electrica Corporacion SA	545	25,666
Scottish & Southern Energy PLC	1,761	30,942
Shikoku Electric Power Co., Inc.	1,200	34,446
Southern Co.	31,100	1,158,164
Terna — Rete Elettrica Nationale SpA	4,601	19,565
Tohoku Electric Power Co., Inc.	2,500	55,312
Tokyo Electric Power Co., Inc.	6,300	153,710
		7,207,723
Gas Utilities 0.0%
Hong Kong & China Gas Co., Ltd.	18,590	47,010
Osaka Gas Co., Ltd.	12,000	43,290
Snam Rete Gas SpA	3,419	17,330
Toho Gas Co., Ltd.	3,000	14,842
Tokyo Gas Co., Ltd.	14,000	63,560
		186,032
Independent Power Producers & Energy Traders 0.3%
EDP Renovaveis SA*	6,031	34,157
Electric Power Development Co., Ltd.	500	15,034
International Power PLC	3,510	21,419
NRG Energy, Inc.*	79,559	1,656,418
TransAlta Corp.	3,300	70,433
		1,797,461
Multi-Utilities 0.2%
Ameren Corp.	10,500	298,200
Canadian Utilities Ltd. "A"	1,300	62,997
Centrica PLC	9,355	47,564
Consolidated Edison, Inc.	7,600	366,472
GDF Suez	2,695	96,779
National Grid PLC	6,356	53,954
RWE AG	583	39,326
Veolia Environnement	1,180	31,100
		996,392
Total Common Stocks (Cost $263,537,694)		294,759,941

Preferred Stocks 0.0%
Consumer Discretionary 0.0%
Porsche Automobil Holding SE	286	14,188
Volkswagen AG	193	23,331
		37,519
Consumer Staples 0.0%
Henkel AG & Co. KGaA	2,686	144,474
Total Preferred Stocks (Cost $137,965)		181,993

Rights 0.0%
Consumer Discretionary 0.0%
Compagnie Generale des Etablissements Michelin, Expiration Date 10/13/2010*	157	438
Financials 0.0%
Bank of Cyprus PCL, Expiration Date 10/21/2010*	3,155	2,089
National Bank of Greece SA, Expiration Date 10/11/2010*	8,342	6,441
		8,530
Total Rights (Cost $0)		8,968

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	80	3
Financials 0.0%
Henderson Land Development Co., Ltd., Expiration Date 6/1/2011*	200	57
Mediobanca SpA, Expiration Date 3/18/2011*	451	15
		72
Information Technology 0.0%
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012*	5,800	3,618
Total Warrants (Cost $0)		3,693
		Principal Amount ($) (a)	Value ($)

Corporate Bonds 9.5%
Consumer Discretionary 1.0%
Advance Auto Parts, Inc., 5.75%, 5/1/2020		305,000	328,959
AMC Entertainment, Inc., 8.0%, 3/1/2014		70,000	70,612
American Achievement Corp., 144A, 8.25%, 4/1/2012		20,000	19,925
Ameristar Casinos, Inc., 9.25%, 6/1/2014		30,000	32,025
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		45,000	43,875
8.0%, 3/15/2014		20,000	20,200
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		135,000	139,050
Avis Budget Car Rental LLC, 9.625%, 3/15/2018		25,000	26,437
Brunswick Corp., 144A, 11.25%, 11/1/2016		20,000	23,050
Cablevision Systems Corp.:
7.75%, 4/15/2018		10,000	10,575
8.0%, 4/15/2020		10,000	10,763
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015**		35,000	6,300
Carrols Corp., 9.0%, 1/15/2013		25,000	25,188
CBS Corp., 8.875%, 5/15/2019		470,000	612,671
CCO Holdings LLC:
144A, 7.875%, 4/30/2018		20,000	20,750
144A, 8.125%, 4/30/2020		15,000	15,900
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		110,000	116,050
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		10,000	10,600
Series B, 9.25%, 12/15/2017		10,000	10,675
Cooper-Standard Automotive, Inc., 144A, 8.5%, 5/1/2018		15,000	15,563
DirecTV Holdings LLC, 7.625%, 5/15/2016		100,000	111,500
DISH DBS Corp.:
6.625%, 10/1/2014		65,000	67,925
7.125%, 2/1/2016		50,000	52,562
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015**		40,000	6
Ford Motor Co., 7.45%, 7/16/2031		35,000	36,487
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		20,000	22,650
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		40,000	40,650
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		30,000	28,500
Harrah's Operating Co., Inc.:
11.25%, 6/1/2017		30,000	32,850
144A, 12.75%, 4/15/2018		25,000	23,313
Lear Corp.:
7.875%, 3/15/2018		20,000	21,200
8.125%, 3/15/2020		20,000	21,375
Limited Brands, Inc., 7.0%, 5/1/2020		10,000	10,800
MGM Resorts International, 144A, 9.0%, 3/15/2020		85,000	89,462
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		15,000	14,438
News America, Inc., 7.85%, 3/1/2039		415,000	529,956
Norcraft Holdings LP, 9.75%, 9/1/2012		57,000	53,437
Penn National Gaming, Inc., 8.75%, 8/15/2019		15,000	15,938
Penske Automotive Group, Inc., 7.75%, 12/15/2016		90,000	87,862
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		15,000	15,806
Sabre Holdings Corp., 8.35%, 3/15/2016		85,000	86,700
Sears Holdings Corp., 144A, 6.625%, 10/15/2018 (d)		30,000	30,000
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		40,000	36,391
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		30,000	31,875
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		50,000	51,875
Standard Pacific Corp.:
8.375%, 5/15/2018		10,000	10,000
10.75%, 9/15/2016		40,000	43,600
TCI Communications, Inc., 8.75%, 8/1/2015		543,000	683,463
Time Warner Cable, Inc., 6.75%, 7/1/2018		490,000	584,392
Travelport LLC, 4.922%***, 9/1/2014		35,000	32,550
United Components, Inc., 9.375%, 6/15/2013		5,000	5,088
UPC Holding BV, 144A, 8.0%, 11/1/2016	EUR	100,000	140,415
Viacom, Inc.:
6.75%, 10/5/2037		170,000	198,161
6.875%, 4/30/2036		320,000	375,675
Videotron Ltd., 9.125%, 4/15/2018		15,000	16,875
			5,162,945
Consumer Staples 0.3%
Alliance One International, Inc., 10.0%, 7/15/2016		10,000	10,825
B&G Foods, Inc., 7.625%, 1/15/2018		15,000	15,619
Central Garden & Pet Co., 8.25%, 3/1/2018		20,000	20,425
Constellation Brands, Inc., 7.25%, 5/15/2017		100,000	106,625
CVS Caremark Corp., 6.302%, 6/1/2037		751,000	694,675
Delhaize America LLC, 9.0%, 4/15/2031		255,000	360,385
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		20,000	20,925
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		45,000	41,625
Reddy Ice Corp., 11.25%, 3/15/2015		15,000	15,338
Rite Aid Corp., 7.5%, 3/1/2017		30,000	27,637
Smithfield Foods, Inc.:
7.75%, 7/1/2017		60,000	60,825
144A, 10.0%, 7/15/2014		45,000	51,750
SUPERVALU, Inc., 8.0%, 5/1/2016		115,000	115,862
TreeHouse Foods, Inc., 7.75%, 3/1/2018		15,000	16,125
			1,558,641
Energy 1.1%
Atlas Energy Operating Co., LLC, 10.75%, 2/1/2018		80,000	88,600
Baker Hughes, Inc., 5.125%, 9/15/2040		35,000	36,452
Belden & Blake Corp., 8.75%, 7/15/2012		205,000	200,900
Boardwalk Pipelines LP, 5.75%, 9/15/2019		310,000	343,805
Bristow Group, Inc., 7.5%, 9/15/2017		35,000	35,875
Chaparral Energy, Inc., 8.5%, 12/1/2015		115,000	111,837
Chesapeake Energy Corp.:
6.875%, 11/15/2020		40,000	42,400
7.25%, 12/15/2018		50,000	53,875
Coffeyville Resources LLC, 144A, 9.0%, 4/1/2015		45,000	47,475
Colorado Interstate Gas Co., 6.8%, 11/15/2015		20,000	23,568
Conoco, Inc., 6.95%, 4/15/2029		260,000	334,102
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		55,000	59,538
144A, 8.25%, 4/1/2020		35,000	38,238
Continental Resources, Inc.:
144A, 7.375%, 10/1/2020		15,000	15,825
8.25%, 10/1/2019		10,000	10,950
Crosstex Energy LP, 8.875%, 2/15/2018		30,000	31,425
Dynegy Holdings, Inc., 7.75%, 6/1/2019		30,000	20,550
El Paso Corp.:
7.25%, 6/1/2018		30,000	32,335
9.625%, 5/15/2012		34,000	36,449
El Paso Pipeline Partners Operating Co., LLC, 6.5%, 4/1/2020		80,000	86,362
Energy Transfer Partners LP, 6.125%, 2/15/2017		305,000	338,357
EXCO Resources, Inc., 7.25%, 1/15/2011		60,000	60,075
Global Geophysical Services, Inc., 144A, 10.5%, 5/1/2017		65,000	66,138
Hess Corp., 5.6%, 2/15/2041		140,000	146,076
Holly Corp., 9.875%, 6/15/2017		35,000	37,056
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		30,000	31,275
KCS Energy, Inc., 7.125%, 4/1/2012		155,000	155,387
Kinder Morgan Energy Partners LP, 6.0%, 2/1/2017		180,000	203,042
Linn Energy LLC:
144A, 8.625%, 4/15/2020		25,000	26,500
11.75%, 5/15/2017		50,000	57,375
Mariner Energy, Inc.:
7.5%, 4/15/2013		35,000	36,269
8.0%, 5/15/2017		25,000	27,500
Midcontinent Express Pipeline LLC, 144A, 6.7%, 9/15/2019		220,000	241,377
Newfield Exploration Co., 7.125%, 5/15/2018		60,000	64,050
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		30,000	32,100
Noble Holding International Ltd., 4.9%, 8/1/2020		310,000	333,322
OPTI Canada, Inc.:
7.875%, 12/15/2014		80,000	60,200
8.25%, 12/15/2014		35,000	26,600
Petro-Canada, 6.05%, 5/15/2018		295,000	343,435
Petrohawk Energy Corp., 7.875%, 6/1/2015		20,000	20,950
Plains Exploration & Production Co.:
7.0%, 3/15/2017		40,000	41,000
7.625%, 6/1/2018		70,000	73,500
8.625%, 10/15/2019		10,000	10,925
Pride International, Inc., 6.875%, 8/15/2020		265,000	288,519
Regency Energy Partners LP, 8.375%, 12/15/2013		50,000	52,125
Rowan Companies, Inc., 5.0%, 9/1/2017		290,000	299,604
Sabine Pass LNG LP, 7.25%, 11/30/2013		100,000	96,500
Southwestern Energy Co., 7.5%, 2/1/2018		25,000	28,250
Stone Energy Corp.:
6.75%, 12/15/2014		50,000	46,000
8.625%, 2/1/2017		35,000	34,388
TransCanada PipeLines Ltd., 3.8%, 10/1/2020		340,000	347,468
Williams Partners LP, 7.25%, 2/1/2017		265,000	315,655
XTO Energy, Inc., 6.5%, 12/15/2018		255,000	324,718
			5,916,297
Financials 3.6%
AgriBank FCB, 9.125%, 7/15/2019		500,000	620,167
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		70,000	62,388
Ally Financial, Inc.:
6.875%, 9/15/2011		186,000	191,812
7.0%, 2/1/2012		95,000	98,206
144A, 8.0%, 3/15/2020		40,000	43,700
8.0%, 11/1/2031		20,000	21,450
144A, 8.3%, 2/12/2015		20,000	21,800
Antero Resources Finance Corp., 9.375%, 12/1/2017		20,000	21,250
ANZ National International Ltd.:
144A, 3.125%, 8/10/2015		285,000	288,557
144A, 6.2%, 7/19/2013		100,000	111,138
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		52,000	26,000
Bank of America Corp.:
5.625%, 7/1/2020		395,000	417,396
Series L, 7.375%, 5/15/2014		30,000	34,481
BP Capital Markets PLC:
3.125%, 10/1/2015		285,000	286,497
4.5%, 10/1/2020		285,000	291,445
BPCE SA, 144A, 2.375%, 10/4/2013 (d)		550,000	549,252
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014**		20,000	5,200
Caisse Centrale Desjardins du Quebec, 144A, 2.65%, 9/16/2015		340,000	344,624
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		45,000	48,150
Case New Holland, Inc., 7.75%, 9/1/2013		25,000	27,156
CIT Group, Inc., 7.0%, 5/1/2017		110,000	107,662
Citigroup, Inc.:
6.0%, 12/13/2013		570,000	624,939
6.01%, 1/15/2015		1,025,000	1,126,884
Discover Financial Services, 10.25%, 7/15/2019		432,000	553,426
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		35,000	37,538
E*TRADE Financial Corp.:
7.375%, 9/15/2013		100,000	97,750
12.5%, 11/30/2017 (PIK)		21,000	23,940
ENEL Finance International SA:
144A, 6.0%, 10/7/2039		100,000	103,392
144A, 6.25%, 9/15/2017		160,000	181,460
Erac USA Finance Co., 144A, 5.25%, 10/1/2020		770,000	822,432
Express LLC, 8.75%, 3/1/2018		25,000	26,375
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048		760,000	727,957
FCE Bank PLC, 9.375%, 1/17/2014	EUR	50,000	75,831
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		290,000	304,422
9.875%, 8/10/2011		120,000	127,100
FPL Group Capital, Inc., 2.6%, 9/1/2015		290,000	292,170
General Electric Capital Corp.:
4.375%, 9/16/2020		550,000	552,037
Series A, 6.875%, 1/10/2039		105,000	120,581
Health Care REIT, Inc., (REIT), 6.125%, 4/15/2020		280,000	299,759
Hexion US Finance Corp., 8.875%, 2/1/2018		50,000	49,000
HSBC Bank USA NA, 4.875%, 8/24/2020		250,000	260,750
HSBC USA, Inc., 5.0%, 9/27/2020		205,000	204,843
Hyundai Capital America, 144A, 3.75%, 4/6/2016 (d)		170,000	170,280
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		20,000	21,400
144A, 8.75%, 3/15/2017		40,000	42,900
iPayment, Inc., 9.75%, 5/15/2014		40,000	36,500
JPMorgan Chase & Co.:
3.4%, 6/24/2015		290,000	301,054
4.4%, 7/22/2020		35,000	35,844
6.3%, 4/23/2019		385,000	446,161
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018		375,000	420,636
Moody's Corp., 5.5%, 9/1/2020		335,000	345,644
Morgan Stanley:
4.75%, 4/1/2014		125,000	130,546
Series F, 6.0%, 4/28/2015		200,000	219,887
Series F, 6.625%, 4/1/2018		290,000	321,510
National Australia Bank Ltd., 144A, 2.75%, 9/28/2015		475,000	477,046
National Money Mart Co., 10.375%, 12/15/2016		65,000	69,225
Nationwide Mutual Insurance Co., 144A, 9.375%, 8/15/2039		311,000	367,250
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		40,000	40,050
144A, 7.75%, 10/15/2018 (d)		10,000	9,927
Nuveen Investments, Inc., 10.5%, 11/15/2015		30,000	29,813
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		100,000	96,750
Penn Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034		240,000	217,555
Pinnacle Foods Finance LLC:
9.25%, 4/1/2015		30,000	31,200
144A, 9.25%, 4/1/2015		30,000	31,200
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067		470,000	446,500
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		5,000	5,200
Raymond James Financial, Inc., 8.6%, 8/15/2019		220,000	263,591
RenRe North America Holdings, Inc., 5.75%, 3/15/2020		375,000	389,743
Reynolds Group Issuer, Inc., 144A, 8.5%, 5/15/2018		100,000	97,750
Rio Tinto Finance (USA) Ltd., 6.5%, 7/15/2018		575,000	693,400
Shell International Finance BV, 3.1%, 6/28/2015		325,000	342,152
SLM Corp., 8.0%, 3/25/2020		10,000	9,923
Sprint Capital Corp., 8.375%, 3/15/2012		115,000	123,050
Susser Holdings LLC, 8.5%, 5/15/2016		15,000	15,600
Sydney Airport Finance Co. Pty Ltd., 144A, 5.125%, 2/22/2021 (d)		295,000	294,711
The Goldman Sachs Group, Inc.:
3.7%, 8/1/2015		200,000	204,622
6.0%, 6/15/2020		305,000	335,466
7.5%, 2/15/2019		110,000	130,873
Total Capital SA, 3.0%, 6/24/2015		335,000	351,445
Tropicana Entertainment LLC, 9.625%, 12/15/2014**		105,000	221
UCI Holdco, Inc., 9.25%***, 12/15/2013 (PIK)		63,449	61,546
Vale Overseas Ltd., 6.875%, 11/10/2039		145,000	166,164
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		100,000	113,000
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		195,000	205,725
Wells Fargo & Co.:
Series I, 3.75%, 10/1/2014		336,000	356,038
5.625%, 12/11/2017		150,000	170,848
Westpac Banking Corp., 3.0%, 8/4/2015		270,000	275,767
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	3,572	5,186
WMG Acquisition Corp., 9.5%, 6/15/2016		30,000	32,100
			19,183,916
Health Care 0.3%
Amgen, Inc., Zero Coupon, 3/1/2032		315,000	243,731
Boston Scientific Corp., 6.0%, 1/15/2020		430,000	458,612
Community Health Systems, Inc., 8.875%, 7/15/2015		230,000	244,375
HCA, Inc.:
8.5%, 4/15/2019		105,000	117,075
9.125%, 11/15/2014		90,000	94,837
9.25%, 11/15/2016		200,000	216,500
9.625%, 11/15/2016 (PIK)		68,000	73,780
IASIS Healthcare LLC, 8.75%, 6/15/2014		70,000	71,575
Quest Diagnostics, Inc., 6.95%, 7/1/2037		225,000	258,226
The Cooper Companies, Inc., 7.125%, 2/15/2015		75,000	75,750
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		20,000	20,300
			1,874,761
Industrials 0.3%
Acco Brands Corp., 10.625%, 3/15/2015		10,000	11,175
Actuant Corp., 6.875%, 6/15/2017		25,000	25,500
ARAMARK Corp., 8.5%, 2/1/2015		15,000	15,600
ArvinMeritor, Inc., 10.625%, 3/15/2018		30,000	33,225
BE Aerospace, Inc., 8.5%, 7/1/2018		70,000	76,300
Belden, Inc., 7.0%, 3/15/2017		30,000	30,075
Bombardier, Inc., 144A, 7.75%, 3/15/2020		30,000	32,400
Cenveo Corp.:
8.875%, 2/1/2018		50,000	49,437
144A, 10.5%, 8/15/2016		35,000	35,788
Clean Harbors, Inc., 7.625%, 8/15/2016		18,000	18,720
Corrections Corp. of America, 7.75%, 6/1/2017		10,000	10,750
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		9,000	9,765
EDP Finance BV, 144A, 6.0%, 2/2/2018		165,000	169,734
Esco Corp., 144A, 4.167%***, 12/15/2013		35,000	32,025
Garda World Security Corp., 144A, 9.75%, 3/15/2017		30,000	31,950
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		30,000	30,150
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012		30,000	28,800
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		60,000	62,100
7.625%, 12/1/2013		210,000	217,350
144A, 8.0%, 2/1/2018		60,000	64,500
Kansas City Southern Railway Co., 8.0%, 6/1/2015		65,000	69,956
Mobile Mini, Inc., 9.75%, 8/1/2014		40,000	41,800
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		60,000	61,200
Oshkosh Corp.:
8.25%, 3/1/2017		10,000	10,750
8.5%, 3/1/2020		10,000	10,825
Owens Corning, Inc., 9.0%, 6/15/2019		40,000	47,316
Ply Gem Industries, Inc., 13.125%, 7/15/2014		40,000	40,750
RBS Global, Inc. & Rexnord Corp., 8.5%, 5/1/2018		60,000	60,975
Sitel LLC, 144A, 11.5%, 4/1/2018		50,000	40,000
Spirit AeroSystems, Inc., 7.5%, 10/1/2017		20,000	20,650
Titan International, Inc., 8.0%, 1/15/2012		130,000	139,750
TransDigm, Inc., 7.75%, 7/15/2014		20,000	20,225
USG Corp., 144A, 9.75%, 8/1/2014		20,000	20,850
			1,570,391
Information Technology 0.6%
Affiliated Computer Services, Inc., 5.2%, 6/1/2015		800,000	870,214
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		45,000	32,738
Amkor Technology, Inc., 144A, 7.375%, 5/1/2018		20,000	20,250
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		30,000	31,163
Brocade Communications Systems, Inc., 6.625%, 1/15/2018		500,000	520,000
Equinix, Inc., 8.125%, 3/1/2018		65,000	69,388
First Data Corp., 9.875%, 9/24/2015		30,000	24,525
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		130,000	135,200
Ingram Micro, Inc., 5.25%, 9/1/2017		300,000	310,735
Jabil Circuit, Inc., 7.75%, 7/15/2016		10,000	10,963
L-3 Communications Corp.:
5.875%, 1/15/2015		85,000	86,912
Series B, 6.375%, 10/15/2015		60,000	61,875
MasTec, Inc., 7.625%, 2/1/2017		50,000	49,875
Microsoft Corp., 3.0%, 10/1/2020		340,000	339,124
Seagate HDD Cayman, 144A, 6.875%, 5/1/2020		10,000	9,775
Seagate Technology International, 144A, 10.0%, 5/1/2014		300,000	354,000
SunGard Data Systems, Inc., 10.25%, 8/15/2015		135,000	142,087
			3,068,824
Materials 0.7%
Airgas, Inc., 144A, 7.125%, 10/1/2018		415,000	457,537
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		20,000	14,800
Ashland, Inc., 9.125%, 6/1/2017		60,000	68,700
Ball Corp.:
7.125%, 9/1/2016		10,000	10,800
7.375%, 9/1/2019		10,000	10,875
Berry Plastics Corp., 9.5%, 5/15/2018		30,000	28,200
Boise Paper Holdings LLC, 8.0%, 4/1/2020		15,000	15,525
CF Industries, Inc., 6.875%, 5/1/2018		15,000	16,144
Chevron Phillips Chemical Co., LLC, 144A, 8.25%, 6/15/2019		285,000	360,700
Clondalkin Acquisition BV, 144A, 2.292%***, 12/15/2013		75,000	67,875
CPG International I, Inc., 10.5%, 7/1/2013		60,000	60,600
Crown Americas LLC, 7.625%, 5/15/2017		10,000	10,800
Domtar Corp., 10.75%, 6/1/2017		30,000	37,350
Dow Chemical Co., 8.55%, 5/15/2019		30,000	37,881
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		120,000	120,600
Exopack Holding Corp., 11.25%, 2/1/2014		130,000	132,925
Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017		35,000	37,056
Graphic Packaging International, Inc., 9.5%, 6/15/2017		65,000	69,225
International Paper Co., 7.95%, 6/15/2018		675,000	818,606
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		100,000	109,250
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		15,000	13,388
NewMarket Corp., 7.125%, 12/15/2016		80,000	79,200
Novelis, Inc., 11.5%, 2/15/2015		30,000	34,275
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		85,000	91,481
Rohm & Haas Co., 6.0%, 9/15/2017		480,000	535,899
Silgan Holdings, Inc., 7.25%, 8/15/2016		30,000	31,838
Solo Cup Co., 10.5%, 11/1/2013		70,000	72,450
United States Steel Corp., 7.375%, 4/1/2020		40,000	41,700
Viskase Companies, Inc.:
144A, 9.875%, 1/15/2018		25,000	25,500
144A, 9.875%, 1/15/2018		55,000	56,100
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		70,071	36,787
			3,504,067
Telecommunication Services 0.5%
Cincinnati Bell, Inc., 8.75%, 3/15/2018		95,000	92,625
Cricket Communications, Inc.:
9.375%, 11/1/2014		110,000	113,850
10.0%, 7/15/2015		70,000	75,600
Crown Castle Towers LLC, 144A, 6.113%, 1/15/2020		455,000	502,652
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	109,750
Digicel Ltd., 144A, 8.25%, 9/1/2017		100,000	105,000
ERC Ireland Preferred Equity Ltd., 144A, 7.899%***, 2/15/2017 (PIK)	EUR	63,348	12,946
Frontier Communications Corp.:
6.25%, 1/15/2013		32,000	33,520
7.875%, 4/15/2015		10,000	10,800
8.25%, 4/15/2017		35,000	38,281
8.5%, 4/15/2020		45,000	49,669
8.75%, 4/15/2022		10,000	11,000
Intelsat Corp., 9.25%, 6/15/2016		260,000	277,225
Intelsat Jackson Holdings SA, 11.25%, 6/15/2016		30,000	32,625
iPCS, Inc., 2.591%***, 5/1/2013		15,000	14,250
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		110,000	115,225
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		30,000	30,188
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018		30,000	31,500
8.0%, 10/1/2015		30,000	32,475
Qwest Corp.:
7.875%, 9/1/2011		90,000	95,287
8.375%, 5/1/2016		218,000	257,785
SBA Tower Trust, 144A, 5.101%, 4/15/2017		370,000	400,541
Telesat Canada, 11.0%, 11/1/2015		110,000	124,300
West Corp.:
144A, 8.625%, 10/1/2018		10,000	10,000
9.5%, 10/15/2014		35,000	36,619
Windstream Corp.:
7.0%, 3/15/2019		40,000	39,200
7.875%, 11/1/2017		65,000	67,763
8.625%, 8/1/2016		10,000	10,575
			2,731,251
Utilities 1.1%
AES Corp.:
8.0%, 6/1/2020		40,000	43,400
144A, 8.75%, 5/15/2013		109,000	110,635
Ameren Corp., 8.875%, 5/15/2014		350,000	405,453
Appalachian Power Co., Series L, 5.8%, 10/1/2035		320,000	337,986
Dominion Resources, Inc., Series 06-B, 6.3%, 9/30/2066		260,000	245,700
FirstEnergy Solutions Corp., 6.05%, 8/15/2021		170,000	181,616
Florida Gas Transmission Co., 144A, 5.45%, 7/15/2020		305,000	332,231
Iberdrola USA, Inc., 6.75%, 6/15/2012		970,000	1,050,355
Integrys Energy Group, Inc., 6.11%, 12/1/2066		605,000	556,600
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		35,000	37,625
Jersey Central Power & Light Co., 7.35%, 2/1/2019		220,000	273,181
Mirant Americas Generation LLC, 8.3%, 5/1/2011		90,000	92,362
Mirant North America LLC, 7.375%, 12/31/2013		25,000	25,750
NRG Energy, Inc.:
7.25%, 2/1/2014		210,000	215,512
7.375%, 2/1/2016		70,000	72,012
7.375%, 1/15/2017		95,000	97,375
NV Energy, Inc.:
6.75%, 8/15/2017		40,000	41,172
8.625%, 3/15/2014		15,000	15,431
Oncor Electric Delivery Co., 144A, 5.25%, 9/30/2040		235,000	239,364
Petronas Global Sukuk Ltd., 144A, 4.25%, 8/12/2014		125,000	132,102
Public Service Co. of New Mexico, 7.95%, 5/15/2018		325,000	358,710
RRI Energy, Inc., 7.875%, 6/15/2017		15,000	13,988
Sierra Pacific Power Co., Series M, 6.0%, 5/15/2016		355,000	414,459
Suburban Propane Partners LP, 7.375%, 3/15/2020		100,000	106,250
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		75,000	49,125
Western Power Distribution Holdings Ltd., 144A, 7.25%, 12/15/2017		170,000	188,879
Wisconsin Energy Corp., Series A, 6.25%, 5/15/2067		194,000	185,270
			5,822,543
Total Corporate Bonds (Cost $47,772,171)			50,393,636

Asset-Backed 1.1%
Automobile Receivables 0.6%
Ally Master Owner Trust:
"A", Series 2010-4, 1.327%***, 8/15/2017		600,000	598,150
"A", Series 2010-1, 144A, 2.007%***, 1/15/2015		300,000	306,103
"A", Series 2010-3, 144A, 2.88%, 4/15/2015		300,000	309,529
"A", Series 2010-2, 144A, 4.25%, 4/15/2017		300,000	326,038
CPS Auto Trust, "A", Series 2010-A, 144A, 2.89%, 3/15/2016		575,000	574,963
Ford Credit Auto Owner Trust, "C", Series 2010-B, 2.77%, 5/15/2016		400,000	407,700
Ford Credit Floorplan Master Owner Trust:
"A1", Series 2010-5, 1.5%, 9/15/2015 (d)		300,000	299,946
"A1", Series 2010-3, 144A, 4.2%, 2/15/2017		202,000	219,460
Navistar Financial Corp. Owner Trust, "B", Series 2010-A, 144A, 4.17%, 10/20/2014		100,000	102,143
			3,144,032
Credit Card Receivables 0.4%
Capital One Multi-Asset Execution Trust:
"A11", Series 2006-A11, 0.347%***, 6/17/2019		200,000	193,076
"B1", Series 2006-B1, 0.537%***, 1/15/2019		390,000	366,909
MBNA Credit Card Master Note Trust, "B1", Series 2004-B1, 4.45%, 8/15/2016		250,000	270,912
Providian Master Note Trust, "C1", Series 2006-C1A, 144A, 0.807%***, 3/15/2015		300,000	299,082
World Financial Network Credit Card Master Trust:
"A", Series 2010-A, 3.96%, 4/15/2019		260,000	269,803
"A", Series 2009-D, 4.66%, 5/15/2017		166,000	177,263
"M", Series 2010-A, 5.2%, 4/15/2019		260,000	269,628
			1,846,673
Home Equity Loans 0.0%
Credit-Based Asset Servicing & Securitization LLC, "AF3", Series 2005-CB4, 5.334%, 8/25/2035		175,000	178,710
Miscellaneous 0.1%
Morgan Stanley Resecuritization Trust, "B", Series 2010-F, 144A, 0.507%***, 6/17/2013		375,000	369,503
Tax Liens Securitization Trust, "1A2", Series 2010-1A, 144A, 2.0%, 4/15/2018		300,000	299,793
			669,296
Total Asset-Backed (Cost $5,768,219)			5,838,711

Mortgage-Backed Securities Pass-Throughs 2.6%
Federal Home Loan Mortgage Corp.:
4.5%, 11/1/2018		688,547	730,801
5.5%, 10/1/2023		468,554	502,469
6.0%, with various maturities from 1/1/2038 until 3/1/2038		523,424	564,674
6.5%, with various maturities from 1/1/2035 until 8/1/2038		1,020,849	1,130,955
Federal National Mortgage Association:
4.0%, 4/1/2039 (d)		680,000	699,125
4.5%, with various maturities from 10/1/2033 until 10/1/2040 (d)		1,140,135	1,194,907
5.0%, 7/1/2019		469,378	501,012
5.5%, with various maturities from 1/1/2020 until 3/1/2033 (d)		3,284,388	3,541,013
6.0%, with various maturities from 4/1/2024 until 4/1/2039		3,164,831	3,426,692
6.5%, with various maturities from 5/1/2023 until 9/1/2034 (d)		1,091,301	1,201,220
7.0%, 3/1/2037		384,436	428,638
Total Mortgage-Backed Securities Pass-Throughs (Cost $13,376,728)			13,921,506

Commercial Mortgage-Backed Securities 1.8%
Banc of America Commercial Mortgage, Inc., "ASB", Series 2008-1, 6.173%, 2/10/2051		550,000	610,704
Bear Stearns Commercial Mortgage Securities, Inc.:
"AAB", Series 2005-PWR7, 4.98%, 2/11/2041		261,807	277,238
"A4", Series 2007-T26, 5.471%, 1/12/2045		350,000	383,054
"A4", Series 2006-PW13, 5.54%, 9/11/2041		125,000	136,664
"AM", Series 2006-PW13, 5.582%, 9/11/2041		150,000	148,515
"A4", Series 2007-PW17, 5.694%, 6/11/2050		475,000	512,761
"AAB", Series 2007-PW17, 5.703%, 6/11/2050		300,000	326,184
Citigroup Commercial Mortgage Trust:
"A4", Series 2006-C5, 5.431%, 10/15/2049		390,000	421,663
"AM", Series 2006-C5, 5.462%, 10/15/2049		130,000	129,754
"A4", Series 2007-C6, 5.887%***, 12/10/2049		350,000	374,701
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A4", Series 2007-CD5, 5.886%, 11/15/2044		430,000	464,781
CW Capital Cobalt Ltd., "AAB", Series 2007-C2, 5.416%, 4/15/2047		125,000	133,782
GE Capital Commercial Mortgage Corp., "C", Series 2001-1, 6.971%, 5/15/2033		110,000	112,297
GS Mortgage Securities Corp. II, "F919", Series 2001-GL3A, 144A, 6.821%, 8/5/2018		225,000	234,368
JPMorgan Chase Commercial Mortgage Securities Corp.:
"ASB", Series 2007-CB20, 5.688%, 2/12/2051		350,000	381,616
"A4", Series 2007-CB20, 5.794%, 2/12/2051		520,000	559,473
"A4", Series 2007-LD12, 5.882%, 2/15/2051		500,000	524,364
"ASB", Series 2007-CB19, 5.915%***, 2/12/2049		1,280,000	1,386,920
"A4", Series 2007-LD11, 6.006%***, 6/15/2049		310,000	320,311
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-7, 5.745%, 6/12/2050		700,000	748,870
Morgan Stanley Capital I, "C", Series 2003-IQ5, 5.406%***, 4/15/2038		200,000	202,688
Morgan Stanley Reremic Trust, "A4A", Series 2009-GG10, 144A, 6.002%***, 8/12/2045		200,000	218,782
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2006-C29, 5.308%, 11/15/2048		230,000	247,691
"AM", Series 2006-C29, 5.339%, 11/15/2048		150,000	148,874
"A4", Series 2004-C12, 5.484%***, 7/15/2041		430,000	468,198
"APB", Series 2007-C32, 5.933%***, 6/15/2049		258,000	276,150
Total Commercial Mortgage-Backed Securities (Cost $8,529,487)			9,750,403

Collateralized Mortgage Obligations 6.6%
BCAP LLC Trust:
"3A1", Series 2009-RR4, 144A, 5.34%***, 4/26/2037		397,463	399,326
"A1", Series 2009-RR2, 144A, 5.44%***, 1/21/2038		442,868	447,527
Bear Stearns Adjustable Rate Mortgage Trust:
"3A1", Series 2007-5, 5.81%***, 8/25/2047		925,758	790,630
"22A1", Series 2007-4, 5.911%***, 6/25/2047		746,093	592,141
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.294%***, 12/25/2035		731,217	646,557
Citigroup Mortgage Loan Trust, Inc.:
"6A1", Series 2009-6, 144A, 0.506%***, 7/25/2036		265,203	240,429
"7A1", Series 2009-5, 144A, 0.606%***, 7/25/2036		401,398	366,842
"11A1", Series 2009-6, 144A, 0.606%***, 5/25/2037		297,133	268,994
"4A1", Series 2009-6, 144A, 5.426%***, 4/25/2037		433,025	421,808
"1A1", Series 2009-5, 144A, 5.581%***, 6/25/2037		225,049	228,960
Countrywide Alternative Loan Trust:
"A2", Series 2003-21T1, 5.25%, 12/25/2033		377,798	382,683
"A6", Series 2004-14T2, 5.5%, 8/25/2034		318,009	319,433
"1A1", Series 2004-J1, 6.0%, 2/25/2034		72,315	75,504
Credit Suisse Mortgage Capital Certificates:
"28A1", Series 2009-3R, 144A, 5.35%***, 8/27/2037		211,688	210,536
"25A1", Series 2009-3R, 144A, 5.65%***, 7/27/2036		604,397	601,375
"30A1", Series 2009-3R, 144A, 5.72%***, 7/27/2037		566,828	584,793
Federal Home Loan Mortgage Corp.:
"AB", Series 3706, 3.5%, 7/15/2020		381,598	401,240
"DW", Series 3722, 4.0%, 9/15/2030		490,000	519,480
"KB", Series 3677, 4.5%, 5/15/2040		400,000	434,676
"PC", Series 3715, 4.5%, 8/15/2040		310,000	335,304
"NE", Series 2750, 5.0%, 4/15/2032		610,000	680,257
"NE", Series 2751, 5.0%, 6/15/2032		240,000	259,183
"YG", Series 2772, 5.0%, 7/15/2032		520,000	561,763
"PG", Series 2728, 5.0%, 8/15/2032		590,000	635,188
"PD", Series 2754, 5.0%, 11/15/2032		295,000	318,098
"EG", Series 2836, 5.0%, 12/15/2032		542,000	588,132
"PD", Series 2760, 5.0%, 12/15/2032		780,000	839,127
"PD", Series 2844, 5.0%, 12/15/2032		580,000	629,374
"NE", Series 2802, 5.0%, 2/15/2033		880,000	955,614
"OE", Series 2840, 5.0%, 2/15/2033		412,000	444,360
"PD", Series 2893, 5.0%, 2/15/2033		580,000	631,397
"JE", Series 2931, 5.0%, 3/15/2033		285,000	310,298
"PE", Series 2898, 5.0%, 5/15/2033		300,000	326,617
"XD", Series 2941, 5.0%, 5/15/2033		902,000	979,871
"PE", Series 2864, 5.0%, 6/15/2033		505,000	550,271
"BG", Series 2869, 5.0%, 7/15/2033		315,000	341,945
"CG", Series 2888, 5.0%, 8/15/2033		320,000	348,346
"KE", Series 2934, 5.0%, 11/15/2033		350,000	379,831
"ND", Series 3036, 5.0%, 5/15/2034		695,000	760,342
"VG", Series 3659, 5.0%, 9/15/2034		305,000	339,580
"BD", Series 3659, 5.0%, 1/15/2037		310,000	338,928
"PD", Series 2904, 5.5%, 3/15/2033		425,000	474,456
"XD", Series 2966, 5.5%, 9/15/2033		1,305,000	1,410,919
"GA", Series 3523, 5.5%, 11/15/2035		275,221	298,408
"HC", Series 3211, 6.0%, 11/15/2032		155,000	162,646
"OD", Series 3162, 6.0%, 6/15/2035		285,000	314,973
Federal National Mortgage Association:
"HD", Series 2010-87, 4.0%, 3/25/2025		445,377	473,596
"WD", Series 2003-106, 4.5%, 9/25/2020		295,000	303,559
"YD", Series 2005-94, 4.5%, 8/25/2033		1,445,000	1,553,956
"LC", Series 2009-85, 4.5%, 10/25/2049		210,000	224,149
"ME", Series 2005-14, 5.0%, 10/25/2033		600,000	651,934
"ND", Series 2005-101, 5.0%, 6/25/2034		520,000	570,436
"PC", Series 2009-86, 5.0%, 3/25/2037		910,000	1,014,122
"MD", Series 2010-9, 5.0%, 2/25/2038		275,000	303,154
GMAC Mortgage Corp. Loan Trust, "4A1", Series 2005-AR6, 5.348%***, 11/19/2035		780,908	748,598
Government National Mortgage Association, "EA", Series 2010-7, 5.0%, 6/16/2038		390,000	426,066
GS Mortgage Securities Corp., "2A1", Series 2009-3R, 144A, 3.31%***, 7/25/2035		269,429	260,517
Jefferies & Co., "1A1", Series 2009-R9, 144A, 5.747%***, 8/26/2046		402,332	407,320
JPMorgan Mortgage Trust:
"6A2", Series 2005-A8, 4.53%***, 11/25/2035		311,953	297,633
"1A1", Series 2008-R2, 144A, 5.57%***, 7/27/2037		497,375	418,380
"2A1" Series 2006-A5, 5.686%***, 8/25/2036		697,548	531,428
JPMorgan Reremic:
"2A1", Series 2009-5, 144A, 5.168%***, 1/26/2037		462,995	443,496
"A1", Series 2009-8, 144A, 5.387%***, 4/20/2036		401,034	407,097
"18A1", Series 2009-7, 144A, 5.63%***, 11/27/2036		394,941	398,660
"3A1", Series 2009-5, 144A, 5.723%***, 5/26/2037		311,183	316,597
"5A1", Series 2009-7, 144A, 6.0%, 2/27/2037		377,847	384,501
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2006-AR18, 5.168%***, 1/25/2037		908,580	702,250
Wells Fargo Mortgage Backed Securities Trust, "2A5", Series 2006-AR2, 4.577%***, 3/25/2036		2,509,108	2,134,473
Total Collateralized Mortgage Obligations (Cost $34,438,882)			35,120,084

Government & Agency Obligations 5.4%
Sovereign Bonds 2.6%
Federal Republic of Germany, 2.25%, 4/15/2013	EUR	351,899	510,606
Government of Canada Real Return Bond, 4.0%, 12/1/2031	CAD	406,131	606,746
Government of France:
1.0%, 7/25/2017	EUR	403,718	572,333
2.25%, 7/25/2020	EUR	910,296	1,398,812
3.15%, 7/25/2032	EUR	945,370	1,748,224
Government of Japan, Series 9, 1.1%, 9/10/2016	JPY	74,175,000	883,649
Government of Sweden, Series 3105, 3.5%, 12/1/2015	SEK	4,750,000	967,991
Republic of Italy, 2.1%, 9/15/2017	EUR	270,938	376,650
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	710,952	1,264,558
1.875%, 11/22/2022	GBP	913,447	1,652,541
2.0%, 1/26/2035	GBP	396,000	1,038,569
2.5%, 8/16/2013	GBP	200,000	871,878
2.5%, 7/26/2016	GBP	200,000	986,669
2.5%, 4/16/2020	GBP	158,000	793,050
			13,672,276
US Government Sponsored Agency 0.1%
Tennessee Valley Authority, 4.625%, 9/15/2060		214,000	222,935
US Treasury Obligations 2.7%
US Treasury Bond, 4.375%, 5/15/2040		3,064,000	3,441,263
US Treasury Inflation-Indexed Bonds:
2.375%, 1/15/2025		1,387,884	1,595,958
3.625%, 4/15/2028		1,496,169	2,001,243
US Treasury Inflation-Indexed Notes:
1.875%, 7/15/2015		330,642	359,444
2.375%, 1/15/2017		1,216,181	1,370,865
2.5%, 7/15/2016		863,608	978,036
3.375%, 1/15/2012		957,668	1,002,859
US Treasury Notes:
0.375%, 9/30/2012		805,000	804,119
1.25%, 8/31/2015		1,138,000	1,137,645
3.5%, 5/15/2020		1,716,000	1,862,667
			14,554,099
Total Government & Agency Obligations (Cost $26,596,950)			28,449,310

Municipal Bonds and Notes 0.6%
California, Bay Area Toll Authority, Toll Bridge Revenue, Build America Bonds, Series S1, 7.043%, 4/1/2050		265,000	290,398
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040 (e)		365,000	372,001
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057		365,000	393,485
Hammond, IN, Redevelopment Authority Lease Rent Revenue, Hammond Marina Project, 5.57%, 2/1/2014 (f)		610,000	633,643
Missouri, State Highways & Transit Commission, State Road Revenue, Build America Bonds, 5.445%, 5/1/2033		455,000	491,887
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Build America Bonds, Metro Transit Authority, Series A2, 6.089%, 11/15/2040		270,000	297,553
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds, 5.44%, 6/15/2043		185,000	193,728
Southern California, Public Power Authority, Power Project Revenue, Build America Bonds, 5.943%, 7/1/2040		370,000	385,218
Total Municipal Bonds and Notes (Cost $2,885,000)			3,057,913

Preferred Security 0.0%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $5,675)		10,000	8,175
	Units	Value ($)

Other Investments 0.0%
AOT Bedding Super Holdings LLC* (Cost $2,000)	2	2,000
	Shares	Value ($)

Exchange-Traded Funds 12.2%
iShares Barclays Aggregate Bond Fund	282,244	30,665,810
iShares JPMorgan USD Emerging Markets Bond Fund	41,440	4,614,344
iShares Russell 2000 Value Index Fund	175,205	10,845,189
SPDR Barclays Capital International Treasury Bond*	41,702	2,500,452
Vanguard Emerging Markets	355,279	16,129,667
Total Exchange-Traded Funds (Cost $55,055,884)		64,755,462

Securities Lending Collateral 1.4%
Daily Assets Fund Institutional, 0.29% (g) (h) (Cost $7,605,784)	7,605,784	7,605,784

Cash Equivalents 2.8%
Central Cash Management Fund, 0.21% (g) (Cost $14,783,969)	14,783,969	14,783,969
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $480,496,408)+	99.3	528,641,548
Other Assets and Liabilities, Net	0.7	3,957,523
Net Assets	100.0	532,599,071
* Non-income producing security.
** Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Buffalo Thunder Development Authority	9.375%	12/15/2014	20,000	USD	17,425	5,200
CanWest MediaWorks LP	9.25%	8/1/2015	35,000	USD	32,944	6,300
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	40,000	USD	27,850	6
Tropicana Entertainment LLC	9.625%	12/15/2014	105,000	USD	54,144	221
					132,363	11,727
*** These securities are shown at their current rate as of September 30, 2010. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.
+ The cost for federal income tax purposes was $484,850,399. At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $43,791,149. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $55,628,985 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,837,836.
(a) Principal amount stated in US dollars unless otherwise noted.
(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at September 30, 2010 amounted to $7,663,344, which is 1.4% of net assets.
(c) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d) When-issued or delayed delivery security included.
(e) Taxable issue.
(f) Bond is insured by this company:
Insurance Coverage	As a % of Total Investment Portfolio
National Public Finance Guarantee Corp.	0.1

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.

(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

CVA: Certificaten Van Aandelen

PIK: Denotes that all or a portion of income is paid in kind.

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

SPDR: Standard & Poor's Depositary Receipt

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Japanese Government Bond	JPY	12/9/2010	14	24,052,228	394,106
10 Year US Treasury Note	USD	12/21/2010	91	11,470,266	19,906
CAC 40 Index	EUR	10/15/2010	212	10,722,236	(119,216)
DJ Euro Stoxx 50 Index	EUR	12/17/2010	5	186,629	(491)
FTSE MIB Index	EUR	12/17/2010	39	5,423,276	(63,534)
Hang Seng Index	HKD	10/28/2010	4	575,549	(567)
IBEX 35 Index	EUR	10/15/2010	8	1,138,423	(30,482)
NASDAQ E-Mini 100 Index	USD	12/17/2010	80	3,192,800	126,000
Nikkei 225 Index	USD	12/9/2010	2	94,450	300
Russell 2000 Mini Index	USD	12/17/2010	8	539,600	21,040
S&P 500 E-Mini Index	USD	12/17/2010	12	682,020	19,110
TOPIX Index	JPY	12/10/2010	8	792,046	1,246
Total net unrealized appreciation					367,418

At September 30, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
AEX Index	EUR	10/15/2010	47	4,283,264	34,599
ASX SPI 200 Index	AUD	12/16/2010	26	2,889,983	38,324
DAX Index	EUR	12/17/2010	42	8,933,447	45,090
DJ Euro Stoxx 50 Index	EUR	12/17/2010	25	933,145	19,426
Federal Republic of Germany Euro-Bund	EUR	12/8/2010	271	48,555,609	(391,607)
FTSE 1000 Index	GBP	12/17/2010	8	694,903	1,508
S&P 500 E-Mini Index	USD	12/17/2010	156	8,866,260	(159,900)
S&P TSX 60 Index	CAD	12/16/2010	23	3,186,782	(36,482)
Total net unrealized depreciation					(449,042)

As of September 30, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	53,293	NZD	73,000	10/21/2010	175	HSBC Bank USA
USD	16,277,534	SEK	116,609,000	10/21/2010	1,012,909	HSBC Bank USA
USD	6,165,205	JPY	517,569,000	10/21/2010	35,854	Morgan Stanley
USD	17,753,518	CAD	18,295,000	10/21/2010	19,265	Morgan Stanley
USD	5,199,115	AUD	5,598,000	10/21/2010	197,468	UBS AG
USD	6,593,141	NOK	40,412,000	10/21/2010	270,486	UBS AG
Total unrealized appreciation					1,536,157
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	8,456,000	USD	13,043,972	10/21/2010	(237,482)	Morgan Stanley
CHF	9,532,000	USD	9,412,183	10/21/2010	(290,052)	HSBC Bank USA
EUR	18,592,000	USD	23,863,855	10/21/2010	(1,477,661)	UBS AG.
EUR	171,400	USD	228,303	10/27/2010	(4,760)	Citigroup, Inc.
Total unrealized depreciation					(2,009,955)
Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stock and/or Other Equity Investments (i)
Consumer Discretionary	$ 27,839,327	$ 6,417,186	$ 76	$ 34,256,589
Consumer Staples	21,578,496	6,915,823	48,056	28,542,375
Energy	23,233,612	5,591,714	—	28,825,326
Financials	36,757,567	8,907,519	57	45,665,143
Health Care	33,249,977	4,453,103	—	37,703,080
Industrials	21,527,117	9,046,921	—	30,574,038
Information Technology	45,616,858	4,421,643	—	50,038,501
Materials	8,313,379	6,329,443	—	14,642,822
Telecommunication Services	7,921,510	6,597,603	—	14,519,113
Utilities	8,224,950	1,962,658	—	10,187,608
Fixed Income Investments (i)
Corporate Bonds	—	50,393,636	—	50,393,636
Asset Backed	—	4,963,955	874,756	5,838,711
Mortgage-Backed Securities Pass-Throughs	—	13,921,506	—	13,921,506
Commercial Mortgage-Backed Securities	—	9,750,403	—	9,750,403
Collateralized Mortgage Obligations	—	35,120,084	—	35,120,084
Government & Agency Obligations	—	28,449,310	—	28,449,310
Municipal Bonds and Notes	—	3,057,913	—	3,057,913
Preferred Securities	—	8,175	—	8,175
Other Investments	—	—	2,000	2,000
Exchange-Traded Funds	64,755,462	—	—	64,755,462
Short-Term Investments (i)	22,389,753	—	—	22,389,753
Derivatives (j)	—	1,536,157	—	1,536,157
Total	$ 321,408,008	$ 207,844,752	$ 924,945	$ 530,177,705
Liabilities
Derivatives (i)	$ (81,624)	$ (2,009,955)	$ —	$ (2,091,579)
Total	$ (81,624)	$ (2,009,955)	$ —	$ (2,091,579)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.

(i) See Investment Portfolio for additional detailed categorizations.
(j) Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stocks and/or Other Equity Investments	Corporate Bonds	Asset-Backed
Balance as of March 31, 2010	$ 710,312	$ 23,400	$ —
Net realized gain (loss)	191,081	—	—
Change in unrealized appreciation (depreciation)	(20,017)	—	0
Amortization premium/discount	—	—	—
Net purchases (sales)	(833,187)	—	874,756
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	(23,400) (k)	—
Balance as of September 30, 2010	$ 48,189	$ —	$ 874,756
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2010	$ (199)	$ —	$ 0
	Collateralized Mortgage Obligations	Other Investments	Total
Balance as of March 31, 2010	$ 436,967	$ —	$ 1,170,679
Net realized gain (loss)	—	—	191,081
Change in unrealized appreciation (depreciation)	—	—	(20,017)
Amortization premium/discount	—	—	—
Net purchases (sales)	—	2,000	43,569
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	(436,967) (k)	—	(460,367)
Balance as of September 30, 2010	$ —	$ 2,000	$ 924,945
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2010	$ —	$ 0	$ (199)

Transfers between price levels are recognized at the beginning of the reporting period.

(k) The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of September 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $458,106,655) — including $7,663,344 of securities loaned	$ 506,251,795
Investment in Daily Assets Fund Institutional (cost $7,605,784)*	7,605,784
Investment in Central Cash Management Fund (cost $14,783,969)	14,783,969
Total investments, at value (cost $480,496,408)	528,641,548
Cash	1,088,600
Foreign currency, at value (cost $507,310)	517,599
Deposit with brokers for open futures contracts	5,786,190
Receivable for investments sold	46,116,892
Receivable for when-issued and delayed delivery securities sold	1,408,288
Receivable for Fund shares sold	249
Dividends receivable	300,415
Interest receivable	1,318,333
Unrealized appreciation on open forward foreign currency exchange contracts	1,536,157
Due from Advisor	66,815
Foreign taxes recoverable	69,293
Other assets	25,454
Total assets	586,875,833
Liabilities
Payable upon return of securities loaned	7,605,784
Payable for investments purchased	39,523,784
Payable for when-issued and delayed delivery securities purchased	4,049,306
Payable for Fund shares redeemed	259,439
Payable for daily variation margin on open futures contracts	81,624
Unrealized depreciation on open forward foreign currency exchange contracts	2,009,955
Accrued management fee	146,528
Other accrued expenses and payables	600,342
Total liabilities	54,276,762
Net assets, at value	$ 532,599,071
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of September 30, 2010 (Unaudited) (continued)
Net Assets Consist of
Accumulated distributions in excess of net investment income	(103,396)
Net unrealized appreciation (depreciation) on: Investments	48,145,140
Futures	(81,624)
Foreign currency	(473,150)
Accumulated net realized gain (loss)	(193,157,809)
Paid-in capital	678,269,910
Net assets, at value	$ 532,599,071
Net Asset Value
Class S Net Asset Value offering and redemption price per share ($3,237,891 ÷ 386,120 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 8.39

Institutional Class

Net Asset Value offering and redemption price per share ($529,361,180 ÷ 60,459,056 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 8.76

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended September 30, 2010 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $146,436)	$ 3,430,096
Interest	4,109,019
Income distributions — Central Cash Management Fund	25,885
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	19,205
Total income	7,584,205
Expenses: Management fee	1,593,330
Administration fee	271,651
Services to shareholders	416,080
Professional fees	53,384
Trustees' fees and expenses	10,062
Custodian fee	175,289
Reports to shareholders	32,852
Registration fees	15,902
Other	81,547
Total expenses before expense reductions	2,650,097
Expense reductions	(1,143,442)
Total expenses after expense reductions	1,506,655
Net investment income	6,077,550
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	18,325,053
Futures	(1,915,597)
Foreign currency	(2,394,962)
14,014,494
Change in net unrealized appreciation (depreciation) on: Investments	(12,239,347)
Futures	(167,983)
Foreign currency	(1,008,550)
(13,415,880)
Net gain (loss)	598,614
Net increase (decrease) in net assets resulting from operations	$ 6,676,164

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2010 (Unaudited)	Years Ended March 31, 2010
Operations: Net investment income	$ 6,077,550	$ 13,022,136
Net realized gain (loss)	14,014,494	16,925,966
Change in net unrealized appreciation (depreciation)	(13,415,880)	128,458,139
Net increase (decrease) in net assets resulting from operations	6,676,164	158,406,241
Distributions to shareholders from: Net investment income Class S	(63,952)	(64,952)
Institutional Class	(11,385,741)	(12,350,184)
Total distributions	(11,449,693)	(12,415,136)
Fund share transactions: Proceeds from shares sold	15,269,743	58,552,000
Reinvestment of distributions	11,449,606	12,414,949
Cost of shares redeemed	(57,435,504)	(53,546,478)
Net increase (decrease) in net assets from Fund share transactions	(30,716,155)	17,420,471
Increase (decrease) in net assets	(35,489,684)	163,411,576
Net assets at beginning of period	568,088,755	404,677,179
Net assets at end of period (including accumulated distributions in excess of net investment income and undistributed net investment income of $103,396 and $5,268,747, respectively)	$ 532,599,071	$ 568,088,755

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class S+ Years Ended March 31,	2010[a]	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$ 8.45	$ 6.23	$ 9.79	$ 11.85	$ 11.30	$ 10.62
Income (loss) from investment operations: Net investment income[b]	.09	.19	.26	.29	.33	.22
Net realized and unrealized gain (loss)	.02	2.20	(3.40)	(.30)	.80	.70
Total from investment operations	.11	2.39	(3.14)	(.01)	1.13	.92
Less distributions from: Net investment income	(.17)	(.17)	(.20)	(.42)	(.25)	(.24)
Net realized gains	—	—	(.13)	(1.63)	(.33)	—
Return of capital	—	—	(.09)	—	—	—
Total distributions	(.17)	(.17)	(.42)	(2.05)	(.58)	(.24)
Net asset value, end of period	$ 8.39	$ 8.45	$ 6.23	$ 9.79	$ 11.85	$ 11.30
Total Return (%)[c]	1.33**	38.53	(33.05)	(.75)	10.16	8.77
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	3	5	5	31
Ratio of expenses before expense reductions (%)	1.07*	1.07	1.08	1.05	.93	1.41
Ratio of expenses after expense reductions (%)	.80*	.81	.82	.87	.71	1.00
Ratio of net investment income (%)	1.99*	2.31	2.99	2.50	2.67	1.92
Portfolio turnover rate (%)	110**	209	242	264	175	108
+ On October 23, 2006, Investment Class was renamed Class S.
[a] For the six months ended September 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Institutional Class Years Ended March 31,	2010[a]	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$ 8.82	$ 6.51	$ 10.22	$ 12.29	$ 11.74	$ 11.04
Income (loss) from investment operations: Net investment income[b]	.10	.21	.28	.32	.34	.27
Net realized and unrealized gain (loss)	.03	2.30	(3.54)	(.29)	.85	.74
Total from investment operations	.13	2.51	(3.26)	.03	1.19	1.01
Less distributions from: Net investment income	(.19)	(.20)	(.23)	(.47)	(.31)	(.31)
Net realized gains	—	—	(.13)	(1.63)	(.33)	—
Return of capital	—	—	(.09)	—	—	—
Total distributions	(.19)	(.20)	(.45)	(2.10)	(.64)	(.31)
Net asset value, end of period	$ 8.76	$ 8.82	$ 6.51	$ 10.22	$ 12.29	$ 11.74
Total Return (%)[c]	1.49**	38.76	(32.84)	(.40)	10.28	9.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	529	565	402	738	761	726
Ratio of expenses before expense reductions (%)	.98*	.96	.98	.89	.89	.91
Ratio of expenses after expense reductions (%)	.55*	.56	.57	.55	.55	.55
Ratio of net investment income (%)	2.24*	2.56	3.24	2.82	2.83	2.37
Portfolio turnover rate (%)	110**	209	242	264	175	108
[a] For the six months ended September 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Lifecycle Long Range Fund (the "Fund") is a diversified series of DWS Advisor Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers two classes of shares: Institutional Class and Class S. Institutional Class shares are offered to a limited group of investors and are not subject to initial or contingent deferred sales charges. Institutional Class shares have lower ongoing expenses than Class S shares. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes of shares except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities and exchange traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Debt securities are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the value reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At March 31, 2010, the Fund had a net tax basis capital loss carryforward of approximately $200,605,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2011 ($6,531,000), March 31, 2012 ($1,658,000), March 31, 2013 ($255,000), March 31, 2017 ($95,651,000) and March 31, 2018 ($96,510,000), the respective expiration dates, whichever occurs first, subject to certain limitations under Sections 382-383 of the Internal Revenue Code.

In addition, from November 1, 2009 through March 31, 2010, the Fund incurred approximately $1,888,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending March 31, 2011.

The Fund has reviewed the tax positions for the open tax years as of March 31, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in passive foreign investment companies, forward currency contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss), futures contracts and certain securities sold at a loss. As a result net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital for tax reporting purposes.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended September 30, 2010, the Fund used futures contracts to gain exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. In addition, the Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy by entering into futures contracts on fixed-income securities, including on bond indices, and equity indices and on currency. For the six months ended September 30, 2010, as part of this strategy, the Fund used futures contracts to attempt to take advantage of short-term and medium-term inefficiencies within the global equity, bond and currency markets.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of September 30, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended September 30, 2010, the Fund invested in futures contracts with a total notional value generally indicative of a range from approximately $118,289,000 to $164,874,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended September 30, 2010, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities and to enhance the total returns. The Fund also enters into forward currency contracts as part of its global tactical asset allocation overlay strategy.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of September 30, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended September 30, 2010, the Fund invested in forward currency contracts with a total value generally indicative of a range from approximately $81,175,000 to $98,590,000.

The following tables summarize the value of the Fund's derivative instruments held as of September 30, 2010 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$ 1,536,157

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized appreciation on open forward foreign currency exchange contracts
Liability Derivatives	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$ (2,009,955)	$ —	$ (2,009,955)
Equity Contracts (b)	—	(104,029)	(104,029)
Interest Rate Contracts (b)	—	22,405	22,405
	$ (2,009,955)	$ (81,624)	$ (2,091,579)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized depreciation on open forward foreign currency exchange contracts
(b) Net unrealized appreciation (depreciation) on futures. Liability of Payable for daily variation margin on open futures contracts reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended September 30, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$ (2,312,182)	$ —	$ (2,312,182)
Equity Contracts (b)	—	(2,696,369)	(2,696,369)
Interest Rate Contracts (b)	—	780,772	780,772
	$ (2,312,182)	$ (1,915,597)	$ (4,227,779)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
(b) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$ (1,016,944)	$ —	$ (1,016,944)
Equity Contracts (b)	—	(91,389)	(91,389)
Interest Rate Contracts (b)	—	(76,594)	(76,594)
	$ (1,016,944)	$ (167,983)	$ (1,184,927)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
(b) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended September 30, 2010, purchases and sales of investment securities (excluding short-term investments and US Treasury obligations) aggregated $426,288,404 and $445,336,977, respectively. Purchases and sales of US Treasury obligations aggregated $134,853,820 and $145,458,570, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") acts as an investment subadvisor to the Fund. On August 1, 2010, members of the Advisor's Quantitative Strategies Group, including some members of the Fund's portfolio management team, separated from the Advisor and formed QS Investors as a separate investment advisory firm unaffiliated with the Advisor (the "Separation"). As an investment subadvisor to the Fund, QS Investors renders strategic asset allocation services and also manages a portion of the assets allocated to equities and the portion of assets allocated to the Fund's global tactical asset allocation overlay strategy. QS Investors is paid by the Advisor, not the Fund, for the services QS Investors provides to the Fund.

Pursuant to a written contract, Aberdeen Asset Management Inc. ("AAMI"), a direct, wholly owned subsidiary of Aberdeen Asset Management PLC, serves as subadvisor to the Fund with respect to a portion of the fixed income portion of the Fund's portfolio. AAMI is paid for its services by the Advisor from its fee as investment advisor to the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund's average daily net assets	.600%
Next $750 million of such net assets	.575%
Over $1 billion of such net assets	.550%

For the period from April 1, 2010 through July 31, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class S shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.01%.

In addition, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Institutional Class shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.55%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Accordingly, for the six months ended September 30, 2010, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $733,611 and the amount charged aggregated $859,719, which was equivalent to an annualized effective rate of 0.32% of the Fund's average daily net assets.

In addition, for the six months ended September 30, 2010, the Advisor reimbursed $409,705 of sub-recordkeeping expenses for Institutional Class shares.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended September 30, 2010, the Administration Fee was $271,651, of which $43,301 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended September 30, 2010, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at September 30, 2010
Class S	$ 1,132	$ —	$ 702
Institutional Class	126	126	—
	$ 1,258	$ 126	$ 702

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended September 30, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $17,603, of which $6,593 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At September 30, 2010, one or more shareholder accounts held greater than 10% of the outstanding shares of the Fund. These shareholder accounts held approximately 72% and 26%, respectively, of the total shares outstanding of the Fund.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class S	34,351	$ 284,364	36,496	$ 291,553
Institutional Class	1,744,840	14,985,379	7,264,240	58,260,447
		$ 15,269,743		$ 58,552,000
Shares issued to shareholders in reinvestment of distributions
Class S	7,818	$ 63,865	8,377	$ 64,932
Institutional Class	1,334,623	11,385,741	1,513,220	12,350,017
		$ 11,449,606		$ 12,414,949
Shares redeemed
Class S	(31,000)	$ (253,410)	(121,703)	$ (937,601)
Institutional Class	(6,661,807)	(57,182,094)	(6,447,805)	(52,608,877)
		$ (57,435,504)		$ (53,546,478)
Net increase (decrease)
Class S	11,169	$ 94,819	(76,830)	$ (581,116)
Institutional Class	(3,582,344)	(30,810,974)	2,329,655	18,001,587
		$ (30,716,155)		$ 17,420,471

Shareholder Meeting Results

A Special Meeting of the Shareholders (the "Meeting") of DWS Lifecycle Long Range Fund (the "Fund"), a series of DWS Advisor Funds, was held on July 28, 2010, at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

1. Approval of a Sub-Advisory Agreement between Deutsche Investment Americas Inc. and QS Investors, LLC with respect to the Fund.

Number of Votes:
For	Against	Abstain
44,083,569.298	0	5,111.877

2B. Approval of a Sub-Advisor Approval Policy for Non-Affiliated Sub-Advisors.

Number of Votes:
For	Against	Abstain
44,083,569.298	0	5,111.877

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") and sub-advisory agreements (the "Sub-Advisory Agreements" and together with the Agreement, the "Agreements") between DWS and Aberdeen Asset Management Inc. ("Aberdeen") and DWS and QS Investors, LLC ("QS Investors") in September 2010.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

• In September 2010, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate substantial time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's, Aberdeen's and QS Investors' personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures. In addition, in connection with approving the continuation of the Fund's Sub-Advisory Agreement with QS Investors, the Board noted that it had engaged in a comprehensive review of the agreement in connection with its initial approval in May 2010. The Board also noted that the Sub-Advisory Agreement was approved by the Fund's shareholders in July 2010.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DWS and QS Investors provide the majority of portfolio management services to the Fund and that Aberdeen provides portfolio management services for the fixed income (not including high yield) portion of the Fund's portfolio only. The Board also noted that pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by Lipper), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2009, the Fund's performance (Institutional Class shares) was in the 2nd quartile, 4th quartile and 4th quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2009.

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS, Aberdeen and QS Investors historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory fee schedule, operating expenses, and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include the 0.10% fee paid to DWS under the Fund's administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2009). With respect to the sub-advisory fees paid to Aberdeen and QS Investors, the Board noted that the fees are paid by DWS out of its fee and not directly by the Fund. The Board noted that the Fund's Institutional Class shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2009) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on factors as asset size). The Board also noted that the expense limitation agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS US mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS, Aberdeen and QS Investors.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of the sub-advisors with respect to the Fund. The Board noted that DWS pays the sub-advisors' fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedules were the product of an arm's length negotiation with DWS.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS, Aberdeen and QS Investors and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS, Aberdeen and QS Investors and their affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS, Aberdeen and QS Investors related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS, Aberdeen and QS Investors related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DWS to the oversight of each investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

New Sub-Advisory Agreement Approval

The Board of Trustees, including the Independent Trustees, unanimously approved the New Sub-Advisory Agreement (the "New Agreement") between Deutsche Investment Management Americas Inc. ("DWS") and QS Investors, LLC ("QS Investors") in May 2010.

In terms of the process that the Board followed prior to approving the New Agreement, shareholders should know that:

• In May 2010, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Board engaged in a comprehensive review of the operational, financial and investment capabilities of QS Investors and the terms of the proposed Separation. As part of this review, the Board also reviewed and considered the terms of the New Agreement.

• To facilitate its review, the Board created several ad hoc subcommittees, each focused on different aspects of the Board's consideration of the Separation, and each comprised solely of Independent Trustees.

• The Board and its subcommittees conducted numerous meetings between January 2010 and May 2010 to review and discuss the Separation, including the New Agreement, and were assisted in this review by their independent legal counsel and fund counsel.

• In the course of its review, the Board requested and received substantial additional information.

• As part of its review process, the Board and its subcommittees met with various representatives of DWS and QS Investors, including key investment personnel and other members of senior management.

• The Board requested and evaluated all information that it deemed reasonably necessary to evaluate the New Agreement.

In connection with the approval of the New Agreement, the Board considered the factors described below, among others.

Continuity of Investment Management Services. In reviewing the New Agreement, the Board considered that it had renewed the investment management agreement between DWS and the Fund as part of the annual contract renewal process (the "Annual Review") in September 2009, at which time it had determined that such renewal was in the best interests of the Fund, given the nature, quality and extent of services provided by DWS (among other considerations). In considering the New Agreement, the Board noted that in light of the transition of the group within DWS responsible for day-to-day portfolio management of the Fund to a separate, unaffiliated firm (i.e., QS Investors), it was necessary to approve a sub-advisory agreement between DWS and QS Investors to secure continued access to these same personnel and services. The Board also considered that, despite the change in corporate identity of the portfolio management services provider and the fact that it would no longer be affiliated with DWS, the nature, quality and extent of services provided to the Fund are not expected to change under the New Agreement.

Fees and Expenses. The Board noted that it had concluded during the Annual Review that the overall investment management fees paid by the Fund are reasonable and appropriate in light of the nature, quality and extent of services provided. The Board considered that, under the New Agreement, QS Investors' sub-advisory fee would be paid by DWS out of its management fee and not directly by the Fund, and therefore there would be no change in the Fund's overall investment management fees under the New Agreement.

Profitability. The Board noted that it had considered the profitability of DWS during the Annual Review. The Board did not consider the profitability of QS Investors to be a material factor. In particular, the Board noted that QS Investors has not yet commenced operations, and that any projections of profitability are likely to be of limited value. The Board also noted that DWS would pay QS Investors' sub-advisory fee out of its management fee, and further noted that the sub-advisory fee arrangement with respect to the Fund was the product of an arm's length negotiation.

Other Benefits to QS Investors. The Board noted that it had considered fallout benefits to DWS during the Annual Review in its determination that management fees paid were reasonable. The Board also considered the character and amount of incidental benefits expected to be realized by QS Investors in light of the New Agreement, including the incidental public relations benefits to QS Investors related to DWS US mutual funds advertising and cross-selling opportunities among DWS products and services. The Board noted that QS Investors did not propose to implement a "soft dollar" program. The Board reaffirmed its determination from the Annual Review process that management fees paid were reasonable in light of fallout benefits to its investment advisory service providers.

Compliance. The Board considered QS Investors' proposed compliance program and resources. The Board also considered that DWS would oversee QS Investors' compliance program and its compliance with applicable Fund policies and procedures, and considered the attention and resources DWS would dedicate to that oversight. The Board also noted that it had considered DWS's compliance monitoring capabilities in connection with the Annual Review, at which time it had noted (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the terms of the New Agreement are fair and reasonable and that the approval of the New Agreement is in the best interests of the Fund. In reaching this conclusion, the Board did not give particular weight to any single factor identified above. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the New Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Class S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class S	Institutional Class
Nasdaq Symbol	BTILX	BTAMX
CUSIP Number	23339E 517	23339E 525
Fund Number	812	567

Privacy Statement

FACTS	What Does DWS Investments Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share can include:

• Social Security number

• Account balances

• Purchase and transaction history

• Bank account information

• Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com
Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?	We collect your personal information, for example. When you:

• open an account

• give us your contact information

• provide bank account information for ACH or wire transactions

• tell us where to send money

• seek advice about your investments

Why can't I limit all sharing?	Federal law gives you the right to limit only

• sharing for affiliates' everyday business purposes — information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.
Rev. 09/2010

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 30, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 30, 2010